UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-2214
Columbia Funds Trust I
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	05/31/06

Date of reporting period:	08/31/05

INVESTMENT PORTFOLIO

August 31, 2005 (Unaudited)	Columbia Strategic Income Fund

		Par ($)		Value ($)*
Government Agencies & Obligations – 51.6%
FOREIGN GOVERNMENT OBLIGATIONS – 32.0%
Aries Vermoegensverwaltungs GmbH	7.750% 10/25/09(a)	EUR	2,500,000	3,609,964
	7.750% 10/25/09		500,000	721,993
Australian Government Bond	6.250% 04/15/15	AUD	7,520,000	6,174,296
Corp. Andina de Fomento	6.375% 06/18/09	EUR	4,000,000	5,546,014
European Investment Bank	7.625% 12/07/07	GBP	5,110,000	9,837,086
Federal Republic of Brazil
	4.250% 04/15/24(b)	USD	6,550,000	6,198,265
	8.750% 02/04/25		4,075,000	4,146,312
	11.500% 04/02/09	EUR	4,250,000	6,316,635
	14.500% 10/15/09	USD	12,750,000	16,383,750
Federal Republic of Germany
	4.250% 07/04/14	EUR	11,740,000	15,829,181
	5.000% 07/04/12		5,010,000	7,003,212
	6.000% 07/04/07		10,280,000	13,523,858
Government of Canada
	5.250% 06/01/13	CAD	6,200,000	5,774,158
	10.000% 06/01/08		24,110,000	23,957,778
Government of New Zealand
	6.000% 11/15/11	NZD	14,770,000	10,459,572
	6.500% 04/15/13		13,800,000	10,087,953
Kingdom of Norway
	5.500% 05/15/09	NOK	41,770,000	7,101,568
	6.000% 05/16/11		27,300,000	4,890,188
Kingdom of Spain	5.500% 07/30/17	EUR	9,760,000	14,686,819
Kingdom of Sweden
	5.000% 01/28/09	SEK	153,580,000	22,022,486
	6.750% 05/05/14		86,735,000	14,788,133
Province of Quebec	6.000% 10/01/12	CAD	3,300,000	3,150,043
Republic of Bulgaria	8.250% 01/15/15	USD	7,065,000	8,825,598
Republic of Colombia
	9.750% 04/09/11		5,095,403	5,757,806
	11.500% 05/31/11	EUR	3,010,000	4,860,662
	11.750% 02/25/20	USD	4,620,000	6,167,700
Republic of France
	4.000% 04/25/14	EUR	8,220,000	10,888,442
	4.750% 10/25/12		7,700,000	10,657,159
Republic of Italy	5.000% 02/01/12		7,765,000	10,762,485
Republic of Panama	8.875% 09/30/27	USD	6,870,000	8,261,175
Republic of Peru
	7.500% 10/14/14	EUR	2,475,000	3,561,965

		Par ($)		Value ($)
Government Agencies & Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
	9.875% 02/06/15	USD	6,100,000	7,701,250
Republic of Poland
	6.000% 05/24/09	PLN	9,900,000	3,180,326
	8.500% 05/12/07		14,958,000	4,900,440
Republic of South Africa
	5.250% 05/16/13	EUR	5,515,000	7,508,771
	6.500% 06/02/14	USD	6,650,000	7,347,119
Republic of Venezuela	9.250% 09/15/27		6,945,000	7,524,907
Russian Federation
	5.000% 03/31/30(c) (7.500% 03/31/07)		6,060,000	6,925,368
	11.000% 07/24/18		5,752,000	8,748,792
	12.750% 06/24/28		7,430,000	13,883,698
United Kingdom Treasury
	7.500% 12/07/06	GBP	6,535,000	12,265,342
	8.000% 06/07/21		2,460,000	6,358,810
	9.000% 07/12/11		4,750,000	10,740,924
United Mexican States
	7.500% 03/08/10	EUR	5,040,000	7,332,359
	7.500% 04/08/33	USD	10,365,000	12,127,050
	11.375% 09/15/16		7,590,000	11,309,100
Western Australia Treasury Corp.	8.000% 10/15/07	AUD	14,930,000	11,862,573
FOREIGN GOVERNMENT OBLIGATIONS TOTAL				421,669,085
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 19.6%
Federal Farm Credit Bank	5.000% 08/25/10	USD	8,600,000	8,627,623
U.S. Treasury Bond
	7.500% 11/15/24		12,000,000	16,950,000
	8.875% 02/15/19		11,400,000	16,812,777
	10.375% 11/15/12		52,000,000	59,054,528
	10.625% 08/15/15		29,415,000	45,075,046
	12.500% 08/15/14		52,151,000	68,529,648
U.S. Treasury Note
	5.000% 02/15/11		21,900,000	23,106,208
	7.000% 07/15/06		20,000,000	20,539,060
U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL				258,694,890
	Total Government Agencies & Obligations (cost of $650,942,430)			680,363,975

		Par ($)		Value ($)
Corporate Fixed-Income Bonds & Notes – 39.8%
BASIC MATERIALS – 4.0%
Chemicals – 1.8%
Agricultural Chemicals – 0.6%
IMC Global, Inc.	10.875% 08/01/13		1,835,000	2,169,888
Terra Capital, Inc.	12.875% 10/15/08		2,990,000	3,535,675
UAP Holding Corp.
	(d) 07/15/12 (10.750% 01/15/08)		1,630,000	1,393,650
United Agri Products	8.250% 12/15/11		1,387,000	1,470,220
				8,569,433
Chemicals – Diversified – 1.0%
BCP Crystal US Holdings Corp.	9.625% 06/15/14		767,000	870,545
EquiStar Chemicals LP	10.625% 05/01/11		2,615,000	2,896,112
Huntsman International LLC	7.375% 01/01/15(a)		1,145,000	1,162,175
Huntsman LLC	11.500% 07/15/12		1,735,000	2,029,950
Innophos Investments Holdings, Inc.,
	PIK,
	11.790% 02/15/15(a)(b)		978,923	929,977
Lyondell Chemical Co.	9.625% 05/01/07		1,600,000	1,694,000
Nell AF SARL
	8.375% 08/15/15(a)	USD	900,000	918,000
	8.375% 08/15/15(a)	EUR	765,000	972,485
NOVA Chemicals Corp.	6.500% 01/15/12		2,185,000	2,152,225
				13,625,469
Chemicals - Specialty – 0.2%
Rhodia SA	8.875% 06/01/11		2,295,000	2,251,969
				2,251,969
	Chemicals Total			24,446,871
Forest Products & Paper – 1.3%
Forestry – 0.2%
Millar Western Forest Products Ltd.	7.750% 11/15/13		1,260,000	1,159,200
Tembec Industries, Inc.	8.500% 02/01/11		1,455,000	1,113,075
				2,272,275
Paper & Related Products – 1.1%
Abitibi-Consolidated, Inc.	8.375% 04/01/15		1,635,000	1,647,262
Boise Cascade LLC
	6.474% 10/15/12(b)		1,315,000	1,331,437
	7.125% 10/15/14		1,030,000	1,009,400
Buckeye Technologies, Inc.	8.500% 10/01/13		1,165,000	1,202,863
Caraustar Industries, Inc.	9.875% 04/01/11		1,145,000	1,182,213
Georgia-Pacific Corp.	8.000% 01/15/24		1,705,000	1,969,275
Neenah Paper, Inc.	7.375% 11/15/14		680,000	665,550
Newark Group, Inc.	9.750% 03/15/14		2,025,000	1,873,125

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Paper & Related Products – (continued)
NewPage Corp.	12.000% 05/01/13(a)	1,040,000	993,200
Norske Skog Canada Ltd.
	7.375% 03/01/14	1,495,000	1,495,000
	8.625% 06/15/11	850,000	884,000
			14,253,325
	Forest Products & Paper Total		16,525,600
Iron / Steel – 0.4%
Metal - Iron – 0.1%
Wise Metals Group LLC	10.250% 05/15/12	2,295,000	1,899,113
			1,899,113
Steel - Producers – 0.1%
Steel Dynamics, Inc.
	9.500% 03/15/09	940,000	1,003,450
			1,003,450
Steel - Specialty – 0.2%
UCAR Finance, Inc.	10.250% 02/15/12	2,200,000	2,354,000
			2,354,000
	Iron / Steel Total		5,256,563
Metals & Mining – 0.5%
Mining Services – 0.0%
Hudson Bay Mining & Smelting Co., Ltd.	9.625% 01/15/12(a)	515,000	530,450
			530,450
Non - Ferrous Metals – 0.5%
Codelco, Inc.	5.500% 10/15/13	6,000,000	6,262,800
			6,262,800
Metals & Mining Total			6,793,250
BASIC MATERIALS TOTAL			53,022,284
COMMUNICATIONS – 8.6%
Media – 3.7%
Broadcast Services / Programs – 0.1%
Fisher Communications, Inc.	8.625% 09/15/14	925,000	1,000,156
			1,000,156
Cable TV – 1.5%
Atlantic Broadband Finance LLC	9.375% 01/15/14(a)	1,965,000	1,896,225
Charter Communications Holdings II LLC	10.250% 09/15/10	2,080,000	2,158,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Cable TV – (continued)
Charter Communications Holdings LLC	9.920% 04/01/11	6,345,000	4,806,337
CSC Holdings, Inc.
	7.000% 04/15/12(a)	665,000	635,075
	7.625% 04/01/11	2,675,000	2,681,688
EchoStar DBS Corp.	6.625% 10/01/14	2,955,000	2,929,144
Insight Midwest LP	9.750% 10/01/09	1,020,000	1,055,700
Northland Cable Television, Inc.	10.250% 11/15/07	1,260,000	1,222,200
Pegasus Satellite Communications, Inc.	11.250% 01/15/10(a)(e)	2,290,000	572,500
Telenet Group Holding NV
	(d) 06/15/14 (11.500% 12/15/08)(a)	2,550,000	2,017,688
			19,974,557
Multimedia – 0.7%
Advanstar Communications, Inc.
	(d) 10/15/11 (15.000% 10/15/05)	1,555,000	1,617,200
	12.000% 02/15/11	1,450,000	1,566,000
Haights Cross Communications, Inc.
	(d) 08/15/11 (12.500% 08/01/09)	1,550,000	976,500
Haights Cross Operating Co.	11.750% 08/15/11	2,345,000	2,567,775
Lamar Media Corp.	6.625% 08/15/15(a)	1,560,000	1,591,200
Quebecor Media, Inc.	11.125% 07/15/11	1,260,000	1,389,150
			9,707,825
Publishing - Newspapers – 0.2%
Hollinger, Inc.
	11.875% 03/01/11(a)(f)	734,000	756,020
	12.875% 03/01/11(a)	1,072,000	1,179,200
			1,935,220
Publishing - Periodicals – 0.9%
CBD Media Holdings LLC & Finance, Inc.	9.250% 07/15/12	1,160,000	1,194,800
Dex Media East LLC	12.125% 11/15/12	877,000	1,040,341
Dex Media West LLC	9.875% 08/15/13	3,471,000	3,922,230
Dex Media, Inc.
	(d) 11/15/13 (9.000% 11/15/08)	1,375,000	1,113,750
PriMedia, Inc.	8.875% 05/15/11	2,330,000	2,440,675
WDAC Subsidiary Corp.	8.375% 12/01/14(a)	1,455,000	1,425,900
			11,137,696

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Television – 0.3%
Paxson Communications Corp.
	(d) 01/15/09 (12.250% 01/15/06)	1,775,000	1,721,750
	10.750% 07/15/08	530,000	530,000
Sinclair Broadcast Group, Inc.	8.750% 12/15/11	2,000,000	2,120,000
			4,371,750
Media Total			48,127,204
Telecommunication Services – 4.9%
Cellular Telecommunications – 1.8%
American Cellular Corp.	10.000% 08/01/11	1,430,000	1,522,950
Digicel Ltd.	9.250% 09/01/12(a)	1,695,000	1,771,275
Dobson Cellular Systems, Inc.	8.375% 11/01/11	450,000	478,125
Dobson Communications Corp.	8.875% 10/01/13	1,420,000	1,423,550
Horizon PCS, Inc.	11.375% 07/15/12	945,000	1,096,200
iPCS Escrow Co.	11.500% 05/01/12	705,000	814,275
Nextel Communications, Inc.	7.375% 08/01/15	3,060,000	3,300,975
Nextel Partners, Inc.	8.125% 07/01/11	1,820,000	1,983,800
Rogers Cantel, Inc.	9.750% 06/01/16	1,890,000	2,305,800
Rogers Wireless, Inc.	8.000% 12/15/12	1,125,000	1,203,750
Rural Cellular Corp.
	8.250% 03/15/12	1,715,000	1,809,325
	9.750% 01/15/10	1,670,000	1,690,875
UbiquiTel Operating Co.	9.875% 03/01/11	1,085,000	1,209,775
US Unwired, Inc.	10.000% 06/15/12	2,465,000	2,859,400
			23,470,075
Satellite Telecommunications – 0.7%
Inmarsat Finance II PLC
	(d) 11/15/12 (10.375% 11/15/08)	2,090,000	1,745,150
Intelsat Bermuda Ltd.	8.250% 01/15/13(a)	2,230,000	2,274,600
Intelsat Ltd.	6.500% 11/01/13	1,070,000	834,600
PanAmSat Corp.	9.000% 08/15/14	3,007,000	3,172,385
Zeus Special Subsidiary Ltd.
	(d) 02/01/15 (9.250% 02/01/10)(a)	1,620,000	1,085,400
			9,112,135
Telecommunication Equipment – 0.1%
Lucent Technologies, Inc.	6.450% 03/15/29	1,700,000	1,493,875
			1,493,875

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – 0.5%
Axtel SA de CV	11.000% 12/15/13	2,095,000	2,314,975
Syniverse Technologies, Inc.	7.750% 08/15/13(a)	1,240,000	1,264,800
Time Warner Telecom Holdings, Inc.	9.250% 02/15/14	720,000	734,400
Time Warner Telecom, Inc.
	9.750% 07/15/08	295,000	297,950
	10.125% 02/01/11	1,995,000	2,054,850
			6,666,975
Telephone - Integrated – 1.5%
Cincinnati Bell, Inc.	7.000% 02/15/15	2,770,000	2,714,600
Citizens Communications Co.	9.000% 08/15/31	2,320,000	2,418,600
Qwest Corp.
	7.500% 06/15/23	2,500,000	2,325,000
	8.875% 03/15/12	3,145,000	3,447,706
Qwest Communications International, Inc.	7.500% 02/15/14(a)	2,115,000	2,019,825
Qwest Services Corp.	13.500% 12/15/10	5,505,000	6,365,156
US LEC Corp.	11.890% 10/01/09(b)	1,040,000	1,092,000
			20,382,887
Wireless Equipment – 0.3%
American Towers, Inc.	7.250% 12/01/11	1,465,000	1,538,250
SBA Telecommunications, Inc.
	(d) 12/15/11 (9.750% 12/15/07)	2,686,000	2,471,120
			4,009,370
Telecommunication Services Total			65,135,317
COMMUNICATIONS TOTAL			113,262,521
CONSUMER CYCLICAL – 7.4%
Airlines – 0.3%
Airlines – 0.3%
Continental Airlines, Inc.	7.568% 12/01/06	2,780,000	2,599,300
Northwest Airlines, Inc.	9.875% 03/15/07(e)	2,630,000	1,301,850
			3,901,150
	Airlines Total		3,901,150
Apparel – 0.6%
Apparel Manufacturers – 0.6%
Broder Brothers Co.	11.250% 10/15/10	1,465,000	1,432,038
Levi Strauss & Co.	9.750% 01/15/15	4,350,000	4,600,125
Phillips-Van Heusen Corp.
	7.250% 02/15/11	815,000	851,675
	8.125% 05/01/13	870,000	939,600
			7,823,438
Apparel Total			7,823,438

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Manufacturers – 0.5%
Auto - Cars / Light Trucks – 0.4%
Ford Motor Co.	7.450% 07/16/31	2,550,000	2,033,625
General Motors Corp.	8.375% 07/15/33	3,190,000	2,679,600
			4,713,225
Auto - Medium & Heavy Duty Trucks – 0.1%
Navistar International Corp.	7.500% 06/15/11	1,535,000	1,565,700
			1,565,700
Auto Manufacturers Total			6,278,925
Auto Parts & Equipment – 0.9%
Auto / Truck Parts & Equipment - Original – 0.4%
Cooper-Standard Automotive, Inc.	8.375% 12/15/14	3,000,000	2,715,000
Delco Remy International, Inc.	9.375% 04/15/12	1,900,000	1,216,000
Dura Operating Corp.
	8.625% 04/15/12	1,995,000	1,860,337
	9.000% 05/01/09	475,000	384,750
			6,176,087
Auto / Truck Parts & Equipment - Replacement – 0.2%
Commercial Vehicle Group	8.000% 07/01/13(a)	1,580,000	1,631,350
Rexnord Corp.	10.125% 12/15/12	1,040,000	1,136,200
			2,767,550
Rubber - Tires – 0.3%
Goodyear Tire & Rubber Co.	9.000% 07/01/15(a)	3,515,000	3,567,725
			3,567,725
Auto Parts & Equipment Total			12,511,362
Distribution / Wholesale – 0.1%
Distribution / Wholesale – 0.1%
Buhrmann US, Inc.	7.875% 03/01/15(a)	795,000	802,950
			802,950
Distribution / Wholesale Total			802,950
Entertainment – 0.7%
Gambling (Non - Hotel) – 0.2%
Global Cash Access LLC	8.750% 03/15/12	2,145,000	2,300,512
			2,300,512
Music – 0.2%
Steinway Musical Instruments, Inc.	8.750% 04/15/11	1,260,000	1,326,150
Warner Music Group	7.375% 04/15/14	1,920,000	1,953,600
			3,279,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
Resorts / Theme Parks – 0.2%
Six Flags, Inc.	9.625% 06/01/14	2,180,000	2,201,800
			2,201,800
Theaters – 0.1%
LCE Acquisition Corp.	9.000% 08/01/14(a)	1,815,000	1,783,238
			1,783,238
Entertainment Total			9,565,300
Home Builders – 0.7%
Building - Residential / Commercial – 0.7%
D.R. Horton, Inc.	9.750% 09/15/10	2,855,000	3,311,800
K. Hovnanian Enterprises, Inc.
	7.750% 05/15/13	400,000	418,000
	8.875% 04/01/12	1,270,000	1,365,250
	10.500% 10/01/07	1,470,000	1,620,675
Standard Pacific Corp.	9.250% 04/15/12	1,770,000	1,942,575
			8,658,300
	Home Builders Total		8,658,300
Home Furnishings – 0.1%
Home Furnishings – 0.1%
WII Components, Inc.	10.000% 02/15/12	1,640,000	1,644,100
			1,644,100
	Home Furnishings Total		1,644,100
Leisure Time – 0.3%
Leisure & Recreational Products – 0.1%
K2, Inc.	7.375% 07/01/14	990,000	1,024,650
			1,024,650
Recreational Centers – 0.2%
Equinox Holdings, Inc.	9.000% 12/15/09	1,930,000	2,007,200
Town Sports International, Inc.
	(d) 02/01/14 (11.000% 02/01/09)	2,395,000	1,652,550
			3,659,750
	Leisure Time Total		4,684,400
Lodging – 2.1%
Casino Hotels – 2.1%
Circus & Eldorado/Silver Legacy Capital Corp.	10.125% 03/01/12	1,740,000	1,835,700
Eldorado Casino Shreveport/Shreveport Capital Corp.	10.000% 08/01/12	3,954,825	3,915,277
Hard Rock Hotel, Inc.	8.875% 06/01/13	2,040,000	2,213,400
Inn of the Mountain Gods Resort & Casino	12.000% 11/15/10	1,710,000	1,966,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
MGM Mirage
	6.750% 09/01/12	2,460,000	2,527,650
	8.500% 09/15/10	1,600,000	1,760,000
Mohegan Tribal Gaming Authority	6.125% 02/15/13	1,025,000	1,037,813
Penn National Gaming, Inc.	6.750% 03/01/15	2,720,000	2,720,000
Pinnacle Entertainment, Inc.	8.750% 10/01/13	1,550,000	1,643,000
River Rock Entertainment	9.750% 11/01/11	990,000	1,086,525
Seneca Gaming Corp.	7.250% 05/01/12	1,540,000	1,597,750
Station Casinos, Inc.	6.875% 03/01/16	1,520,000	1,554,200
Virgin River Casino Corp.
	(d) 01/15/13 (12.750% 01/15/09)(a)	815,000	578,650
	9.000% 01/15/12(a)	664,000	697,200
Wynn Las Vegas LLC	6.625% 12/01/14	2,190,000	2,127,037
			27,260,702
Lodging Total			27,260,702
Retail – 1.0%
Retail - Automobiles – 0.1%
Asbury Automotive Group, Inc.	8.000% 03/15/14	1,630,000	1,621,850
			1,621,850
Retail - Drug Stores – 0.3%
Jean Coutu Group, Inc. (PJC)	8.500% 08/01/14	1,885,000	1,929,769
Rite Aid Corp.
	7.500% 01/15/15	555,000	532,800
	9.250% 06/01/13	1,325,000	1,285,250
			3,747,819
Retail - Home Furnishings – 0.1%
Tempur-Pedic, Inc.	10.250% 08/15/10	1,696,000	1,899,520
			1,899,520
Retail - Jewelry – 0.1%
Finlay Fine Jewelry Corp.	8.375% 06/01/12	1,285,000	1,195,050
			1,195,050
Retail - Propane Distributors – 0.2%
Ferrellgas Partners LP	8.750% 06/15/12	1,510,000	1,562,850
Suburban Propane Partners LP	6.875% 12/15/13(a)	825,000	798,187
			2,361,037

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail - Restaurants – 0.1%
Landry’s Restaurants, Inc.	7.500% 12/15/14	1,435,000	1,399,125
			1,399,125
Retail - Video Rental – 0.1%
Movie Gallery, Inc.	11.000% 05/01/12(a)	1,240,000	1,264,800
			1,264,800
Retail Total			13,489,201
Textiles – 0.1%
Textile - Products – 0.1%
INVISTA	9.250% 05/01/12(a)	1,150,000	1,259,250
			1,259,250
Textiles Total			1,259,250
CONSUMER CYCLICAL TOTAL			97,879,078
CONSUMER NON-CYCLICAL – 5.5%
Agriculture – 0.1%
Tobacco – 0.1%
Alliance One International, Inc.	11.000% 05/15/12(a)	1,130,000	1,130,000
			1,130,000
Agriculture Total			1,130,000
Beverages – 0.1%
Beverages - Wine / Spirits – 0.1%
Constellation Brands, Inc.	8.125% 01/15/12	1,175,000	1,249,906
			1,249,906
Beverages Total			1,249,906
Biotechnology – 0.1%
Medical - Biomedical / Gene – 0.1%
Bio-Rad Laboratories, Inc.	7.500% 08/15/13	2,020,000	2,141,200
			2,141,200
Biotechnology Total			2,141,200
Commercial Services – 1.7%
Commercial Services – 0.3%
Iron Mountain, Inc.	7.750% 01/15/15	1,775,000	1,819,375
Language Line Holdings, Inc.	11.125% 06/15/12	1,320,000	1,247,400
Mac-Gray Corp.	7.625% 08/15/15(a)	450,000	464,625
			3,531,400
Commercial Services - Finance – 0.2%
Dollar Financial Group, Inc.	9.750% 11/15/11	2,385,000	2,486,363
			2,486,363

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Consulting Services – 0.1%
FTI Consulting	7.625% 06/15/13(a)	1,000,000	1,020,000
			1,020,000
Funeral Services & Related Items – 0.2%
Service Corp. International	7.700% 04/15/09	2,385,000	2,504,250
			2,504,250
Printing - Commercial – 0.2%
Sheridan Group	10.250% 08/15/11	1,290,000	1,354,500
Vertis, Inc.	13.500% 12/07/09(a)	1,610,000	1,416,800
			2,771,300
Private Corrections – 0.3%
Corrections Corp. of America	6.250% 03/15/13	2,255,000	2,226,812
GEO Group, Inc.	8.250% 07/15/13	1,965,000	1,935,525
			4,162,337
Rental Auto / Equipment – 0.4%
Ashtead Holdings PLC	8.625% 08/01/15(a)	1,125,000	1,175,625
NationsRent, Inc.
	9.500% 10/15/10	1,355,000	1,483,725
	9.500% 05/01/15	1,620,000	1,684,800
Williams Scotsman, Inc.	9.875% 06/01/07	1,130,000	1,124,350
			5,468,500
Commercial Services Total			21,944,150
Cosmetics / Personal Care – 0.4%
Cosmetics & Toiletries – 0.4%
DEL Laboratories, Inc.	8.000% 02/01/12	1,745,000	1,487,612
Elizabeth Arden, Inc.	7.750% 01/15/14	1,365,000	1,436,663
Revlon Consumer Products Corp.
	8.625% 02/01/08	740,000	721,500
	9.500% 04/01/11	1,360,000	1,309,000
			4,954,775
Cosmetics / Personal Care Total			4,954,775
Food – 0.7%
Food - Confectionery – 0.1%
Merisant Co.	10.750% 07/15/13(a)	1,245,000	859,050
Tabletop Holdings, Inc.
	(d) 05/15/14 (12.250% 11/15/08)(a)	4,055,000	648,800
			1,507,850

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Food - Miscellaneous / Diversified – 0.4%
Dole Food Co., Inc.	8.625% 05/01/09	1,706,000	1,816,890
Pinnacle Foods Holding Corp.	8.250% 12/01/13	2,080,000	2,007,200
Reddy Ice Holdings, Inc.
	(d) 11/01/12 (10.500% 11/01/08)(a)	1,120,000	862,400
			4,686,490
Food - Retail – 0.2%
Stater Brothers Holdings, Inc.	8.125% 06/15/12	2,715,000	2,776,088
			2,776,088
Food Total			8,970,428
Healthcare Services – 1.4%
Dialysis Centers – 0.1%
DaVita, Inc.	7.250% 03/15/15(a)	1,725,000	1,759,500
			1,759,500
Medical - HMO – 0.1%
Coventry Health Care, Inc.	8.125% 02/15/12	1,690,000	1,816,750
			1,816,750
Medical - Hospitals – 0.3%
Tenet Healthcare Corp.	9.875% 07/01/14	3,250,000	3,477,500
			3,477,500
Medical - Outpatient / Home Medical – 0.1%
Select Medical Corp.	7.625% 02/01/15	1,020,000	991,950
			991,950
MRI / Medical Diagnostic Imaging – 0.6%
InSight Health Services Corp.	9.875% 11/01/11	2,900,000	2,566,500
MedQuest, Inc.	11.875% 08/15/12	2,460,000	2,601,450
MQ Associates, Inc.
	(d) 08/15/12 (12.250% 08/15/08)	3,945,000	2,367,000
			7,534,950
Physician Practice Management – 0.2%
US Oncology Holdings, Inc.	8.620% 03/15/15(a)(b)	685,000	679,862
US Oncology, Inc.	9.000% 08/15/12	1,955,000	2,150,500
			2,830,362
Healthcare Services Total			18,411,012
Household Products / Wares – 0.5%
Consumer Products - Miscellaneous – 0.4%
Amscan Holdings, Inc.	8.750% 05/01/14	2,255,000	2,147,887
Jostens IH Corp.	7.625% 10/01/12	1,155,000	1,186,763

		Par ($)		Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products / Wares – (continued)
Consumer Products - Miscellaneous – (continued)
Playtex Products, Inc.	9.375% 06/01/11		1,695,000	1,792,462
				5,127,112
Office Supplies & Forms – 0.1%
ACCO Brands Corp.	7.625% 08/15/15(a)		1,350,000	1,355,063
				1,355,063
Household Products / Wares Total				6,482,175
Pharmaceuticals – 0.5%
Medical - Drugs – 0.3%
Elan Finance PLC	7.750% 11/15/11(a)		2,565,000	2,263,612
Warner Chilcott Corp.	8.750% 02/01/15(a)		1,350,000	1,336,500
				3,600,112
Medical - Generic Drugs – 0.1%
Mylan Laboratories, Inc.	6.375% 08/15/15(a)		1,735,000	1,739,338
				1,739,338
Medical - Wholesale Drug Distribution – 0.1%
Nycomed A/S,
	PIK,
	11.750% 09/15/13(a)	EUR	1,415,000	1,761,714
				1,761,714
Pharmaceuticals Total				7,101,164
CONSUMER NON-CYCLICAL TOTAL				72,384,810

ENERGY – 4.1%
Coal – 0.2%
Coal – 0.2%
Arch Western Finance LLC	6.750% 07/01/13	USD	1,890,000	1,932,525
				1,932,525
Coal Total				1,932,525

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – 1.6%
Oil & Gas Drilling – 0.1%
Pride International, Inc.	7.375% 07/15/14	865,000	934,200
			934,200
Oil Companies - Exploration & Production – 1.4%
Chesapeake Energy Corp.
	6.375% 06/15/15	730,000	742,775
	7.500% 06/15/14	1,525,000	1,647,000
Compton Petroleum Corp.	9.900% 05/15/09	2,200,000	2,381,500
Delta Petroleum Corp.	7.000% 04/01/15(a)	875,000	842,188
Energy Partners Ltd.	8.750% 08/01/10	1,150,000	1,219,000
Forest Oil Corp.	8.000% 12/15/11	1,115,000	1,226,500
Magnum Hunter Resources, Inc.	9.600% 03/15/12	1,472,000	1,633,920
PEMEX Finance Ltd.
	9.150% 11/15/18	2,485,000	3,226,002
	10.610% 08/15/17	1,650,000	2,225,718
Pogo Producing Co.	6.625% 03/15/15(a)	1,130,000	1,163,900
Whiting Petroleum Corp.	7.250% 05/01/12	2,155,000	2,176,550
			18,485,053
Oil Refining & Marketing – 0.1%
Premcor Refining Group, Inc.	7.500% 06/15/15	1,430,000	1,546,187
			1,546,187
Oil & Gas Total			20,965,440
Oil & Gas Services – 1.0%
Oil - Field Services – 1.0%
Gazprom	9.625% 03/01/13	5,760,000	7,081,920
Gazprom International SA	7.201% 02/01/20	4,480,000	4,879,168
Newpark Resources, Inc.	8.625% 12/15/07	1,560,000	1,552,200
			13,513,288
Oil & Gas Services Total			13,513,288
Oil, Gas & Consumable Fuels – 0.1%
Oil Companies - Exploration & Production – 0.1%
Ras Laffan LNG III	5.838% 09/30/27(a)	1,450,000	1,500,924
			1,500,924
Oil, Gas & Consumable Fuels Total			1,500,924
Pipelines – 1.2%
Pipelines – 1.2%
Coastal Corp.
	7.625% 09/01/08	1,000,000	1,017,500
	7.750% 06/15/10	2,320,000	2,366,400

		Par ($)		Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Pipelines – (continued)
Dynegy Holdings, Inc.
	6.875% 04/01/11		1,895,000	1,885,525
	9.875% 07/15/10(a)		960,000	1,046,400
Northwest Pipeline Corp.	8.125% 03/01/10		760,000	817,000
Sonat, Inc.	7.625% 07/15/11		5,590,000	5,687,825
Southern Natural Gas Co.	8.875% 03/15/10		1,335,000	1,451,813
Williams Companies, Inc.	8.125% 03/15/12		1,780,000	1,984,700
				16,257,163
Pipelines Total				16,257,163
ENERGY TOTAL				54,169,340
FINANCIALS – 1.6%
Diversified Financial Services – 1.3%
Finance - Auto Loans – 0.3%
Ford Motor Credit Co.	7.375% 02/01/11		195,000	191,722
General Motors Acceptance Corp.
	6.875% 09/15/11		1,365,000	1,292,082
	6.875% 08/28/12		2,555,000	2,393,473
				3,877,277
Finance - Consumer Loans – 0.4%
SLM Corp.	6.500% 06/15/10	NZD	6,800,000	4,723,723
				4,723,723
Finance - Investment Banker / Broker – 0.4%
E*Trade Financial Corp.	8.000% 06/15/11	USD	1,370,000	1,435,075
LaBranche & Co., Inc.	11.000% 05/15/12		3,745,000	4,147,587
				5,582,662
Special Purpose Entity – 0.2%
Dow Jones CDX High Yield Index	8.250% 06/29/10(a)		2,970,000	3,016,406
				3,016,406
Diversified Financial Services Total				17,200,068
Real Estate Investment Trusts – 0.2%
REITs - Hotels – 0.1%
La Quinta Properties, Inc.	7.000% 08/15/12		555,000	575,812
				575,812
REITs - Mortgage – 0.1%
Thornburg Mortgage, Inc.	8.000% 05/15/13		1,395,000	1,424,644
				1,424,644
Real Estate Investment Trusts Total				2,000,456

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Savings & Loans – 0.1%
Savings & Loans / Thrifts - Western US – 0.1%
Western Financial Bank	9.625% 05/15/12	1,225,000	1,384,250
			1,384,250
Savings & Loans Total			1,384,250
FINANCIALS TOTAL			20,584,774
INDUSTRIALS – 6.3%
Aerospace & Defense – 0.8%
Aerospace / Defense - Equipment – 0.6%
Argo-Tech Corp.	9.250% 06/01/11	1,330,000	1,454,687
BE Aerospace, Inc.	8.875% 05/01/11	2,095,000	2,210,225
Sequa Corp.
	8.875% 04/01/08	955,000	1,019,463
	9.000% 08/01/09	880,000	968,000
Standard Aero Holdings, Inc.	8.250% 09/01/14	1,370,000	1,376,850
TransDigm, Inc.	8.375% 07/15/11	1,275,000	1,348,312
			8,377,537
Electronics - Military – 0.2%
Condor Systems, Inc.	11.875% 05/01/09(e)(g)	4,000,000	40,000
L-3 Communications Corp.	6.375% 10/15/15(a)	1,805,000	1,836,588
			1,876,588
Aerospace & Defense Total			10,254,125
Building Materials – 0.3%
Building & Construction Products - Miscellaneous – 0.2%
Associated Materials, Inc.
	(d) 03/01/14 (11.250% 03/01/09)	1,430,000	836,550
Nortek, Inc.	8.500% 09/01/14	990,000	955,350
NTK Holdings, Inc.
	(d) 03/01/14 (10.750% 09/01/09)(a)	1,520,000	881,600
			2,673,500
Building Products - Cement / Aggregation – 0.1%
RMCC Acquisition Co.	9.500% 11/01/12(a)	1,810,000	1,828,100
			1,828,100
Building Materials Total			4,501,600
Electrical Components & Equipment – 0.1%
Wire & Cable Products – 0.1%
Coleman Cable, Inc.	9.875% 10/01/12(a)	1,745,000	1,570,500
			1,570,500
Electrical Components & Equipment Total			1,570,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Electronics – 0.3%
Electronic Components - Miscellaneous – 0.3%
Flextronics International Ltd.	6.250% 11/15/14	1,460,000	1,445,400
Sanmina-SCI Corp.	6.750% 03/01/13	2,135,000	2,038,925
			3,484,325
Electronics Total			3,484,325
Engineering & Construction – 0.2%
Building & Construction - Miscellaneous – 0.2%
J. Ray McDermott SA	11.500% 12/15/13(a)	2,160,000	2,462,400
			2,462,400
Engineering & Construction Total			2,462,400
Environmental Control – 0.6%
Non - Hazardous Waste Disposal – 0.5%
Allied Waste North America, Inc.
	7.250% 03/15/15(a)	660,000	651,750
	7.875% 04/15/13	2,020,000	2,080,600
	8.500% 12/01/08	2,330,000	2,458,150
Waste Services, Inc.	9.500% 04/15/14(a)	1,535,000	1,531,163
			6,721,663
Recycling – 0.1%
Aleris International, Inc.	9.000% 11/15/14	575,000	612,375
			612,375
Environmental Control Total			7,334,038
Hand / Machine Tools – 0.0%
Machine Tools & Related Products – 0.0%
Newcor, Inc.
	6.000% 01/31/13 (7.500% 01/31/08)(c)(g)	847,510	542,407
			542,407
Hand / Machine Tools Total			542,407
Machinery - Diversified – 0.4%
Machinery - General Industry – 0.1%
Douglas Dynamics LLC	7.750% 01/15/12(a)	1,805,000	1,823,050
			1,823,050
Machinery - Material Handling – 0.3%
Columbus McKinnon Corp.
	8.500% 04/01/08	1,575,000	1,567,125
	8.875% 11/01/13(a)(h)	2,255,000	2,286,006
			3,853,131
Machinery - Diversified Total			5,676,181

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Metal Fabricate / Hardware – 0.6%
Metal Processors & Fabrication – 0.4%
Altra Industrial Motion, Inc.	9.000% 12/01/11(a)	1,195,000	1,171,100
Mueller Group, Inc.	10.000% 05/01/12	1,700,000	1,806,250
Mueller Holdings, Inc.
	(d) 04/15/14 (14.750% 04/15/09)	1,408,000	1,048,960
TriMas Corp.	9.875% 06/15/12	2,195,000	1,876,725
			5,903,035
Metal Products - Fasteners – 0.2%
FastenTech, Inc.	11.500% 05/01/11	2,055,000	2,178,300
			2,178,300
Metal Fabricate / Hardware Total			8,081,335
Miscellaneous Manufacturing – 0.8%
Diversified Manufacturing Operators – 0.6%
Bombardier, Inc.	6.300% 05/01/14(a)	3,315,000	3,016,650
J.B. Poindexter & Co.	8.750% 03/15/14	1,835,000	1,743,250
Koppers Industries, Inc.	9.875% 10/15/13	1,960,000	2,175,600
Trinity Industries, Inc.	6.500% 03/15/14	740,000	725,200
			7,660,700
Filtration / Separate Products – 0.1%
Polypore International, Inc.
	(d) 10/01/12 (10.500% 10/01/08)	1,275,000	758,625
			758,625
Miscellaneous Manufacturing – 0.1%
Samsonite Corp.	8.875% 06/01/11	1,440,000	1,540,800
			1,540,800
Miscellaneous Manufacturing Total			9,960,125
Packaging & Containers – 1.0%
Containers - Metal / Glass – 0.4%
Crown European Holdings SA	10.875% 03/01/13	1,265,000	1,492,700
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	1,950,000	1,945,125
	8.250% 05/15/13	340,000	363,800
Owens-Illinois, Inc.	7.500% 05/15/10	1,440,000	1,490,400
			5,292,025
Containers - Paper / Plastic – 0.6%
Consolidated Container Co. LLC
	(d) 06/15/09 (10.750% 06/15/07)	1,500,000	1,230,000

		Par ($)		Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Containers - Paper / Plastic – (continued)
Jefferson Smurfit Corp.
	8.250% 10/01/12		1,600,000	1,588,000
	PIK,
	11.500% 10/01/15(a)	EUR	1,973,310	2,310,875
MDP Acquisitions PLC	9.625% 10/01/12	USD	1,775,000	1,810,500
Portola Packaging, Inc.	8.250% 02/01/12		1,460,000	1,131,500
				8,070,875
Packaging & Containers Total				13,362,900
Transportation – 1.2%
Transportation - Marine – 0.6%
Ship Finance International Ltd.	8.500% 12/15/13		3,560,000	3,471,000
Stena AB
	7.500% 11/01/13		2,495,000	2,495,000
	9.625% 12/01/12		1,425,000	1,567,500
				7,533,500
Transportation - Railroad – 0.2%
TFM SA de CV
	9.375% 05/01/12(a)		1,760,000	1,896,400
	12.500% 06/15/12		575,000	672,750
				2,569,150
Transportation - Services – 0.3%
CHC Helicopter Corp.
	7.375% 05/01/14		1,325,000	1,364,750
	7.375% 05/01/14(a)		1,085,000	1,117,550
Petroleum Helicopters, Inc.	9.375% 05/01/09		1,625,000	1,722,500
				4,204,800

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Transportation - Trucks – 0.1%
QDI LLC	9.000% 11/15/10	2,060,000	1,895,200
			1,895,200
Transportation Total			16,202,650
INDUSTRIALS TOTAL			83,432,586
TECHNOLOGY – 0.1%
Semiconductors – 0.1%
Electronic Components - Semiconductors – 0.1%
Amkor Technology, Inc.	9.250% 02/15/08	1,450,000	1,355,750
			1,355,750
Semiconductors Total			1,355,750
TECHNOLOGY TOTAL			1,355,750
UTILITIES – 2.2%
Electric – 2.2%
Electric - Generation – 0.5%
AES Corp.
	9.000% 05/15/15(a)	585,000	646,425
	9.500% 06/01/09	2,046,000	2,250,600
Edison Mission Energy	9.875% 04/15/11	2,290,000	2,702,200
Texas Genco LLC	6.875% 12/15/14(a)	1,205,000	1,253,200
			6,852,425
Electric - Integrated – 0.7%
CMS Energy Corp.	8.900% 07/15/08	1,810,000	1,957,062
Nevada Power Co.
	9.000% 08/15/13	689,000	771,680
	10.875% 10/15/09	1,316,000	1,457,470
PSEG Energy Holdings LLC	10.000% 10/01/09	1,735,000	1,941,031
Sierra Pacific Resources	6.750% 08/15/17(a)	1,450,000	1,459,063
TECO Energy, Inc.	7.000% 05/01/12	1,165,000	1,252,375
			8,838,681
Independent Power Producer – 1.0%
Caithness Coso Funding Corp.	9.050% 12/15/09	2,231,973	2,471,553
Calpine Generating Co. LLC
	9.260% 04/01/10(b)	1,370,000	1,390,550
	12.390% 04/01/11(b)	2,950,000	2,787,750
MSW Energy Holdings LLC
	7.375% 09/01/10	800,000	834,000
	8.500% 09/01/10	2,130,000	2,300,400

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Independent Power Producer – (continued)
Orion Power Holdings, Inc.	12.000% 05/01/10	2,825,000	3,425,313
			13,209,566
Electric Total			28,900,672
UTILITIES TOTAL			28,900,672
	Total Corporate Fixed-Income Bonds & Notes (cost of $504,431,411)		524,991,815

Mortgage-Backed Securities – 5.1%
Federal Home Loan Mortgage Corp.
	7.500% 03/01/16	5,363	5,419
	8.000% 04/01/06	11	11
	8.000% 04/01/07	1	1
	8.000% 05/01/07	4,025	4,133
	8.000% 08/01/07	4,539	4,661
	8.000% 06/01/09	1,484	1,503
	8.000% 08/01/09	3,758	3,923
	8.000% 05/01/10	5,178	5,447
	8.000% 05/01/16	25,385	25,449
	8.500% 02/01/07	1,127	1,140
	8.500% 12/01/07	4,201	4,336
	8.500% 04/01/08	1,576	1,644
	8.500% 01/01/08	4,618	4,757
	8.500% 05/01/08	185	185
	8.500% 10/01/08	979	983
	8.500% 05/01/09	6,554	6,578
	8.500% 01/01/10	8,871	9,397
	8.500% 07/01/10	2,894	2,971
	8.750% 06/01/08	855	870
	9.000% 06/01/08	5,951	6,181
	9.000% 07/01/09	6,187	6,303
	9.000% 12/01/18	9,458	9,636
	9.000% 01/01/22	37,690	41,208
	9.250% 08/01/08	6,889	7,209
	9.250% 11/01/09	2,902	3,045
	9.250% 11/01/11	5,792	6,077
	9.250% 10/01/14	3,014	3,191

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	9.250% 05/01/16	57,849	63,270
	9.500% 11/01/08	8,067	8,488
	9.500% 02/01/10	21,017	22,113
	9.500% 08/01/16	1,218	1,336
	9.750% 12/01/08	4,906	5,173
	9.750% 09/01/16	2,709	2,958
	10.000% 07/01/09	30,610	32,761
	10.000% 04/01/11	4,436	4,841
	10.000% 11/01/16	37,565	39,181
	10.000% 10/01/19	25,352	27,412
	10.000% 11/01/19	5,796	6,519
	10.500% 01/01/20	14,822	16,753
	10.500% 10/01/24	77,446	88,268
	10.750% 05/01/10	70,722	76,999
	10.750% 07/01/11	21,738	23,632
	10.750% 08/01/11	11,503	12,412
	10.750% 09/01/13	4,893	5,280
	11.250% 10/01/10	28,920	31,339
	11.250% 08/01/13	4,707	5,115
	11.250% 08/01/14	14,623	16,133
	11.250% 09/01/15	7,548	8,338
	11.250% 11/01/15	45,434	50,189
Federal National Mortgage Association
	7.500% 11/01/11	14,637	14,680
	8.000% 07/01/08	3,120	3,196
	8.000% 12/01/08	3,311	3,405
	8.000% 03/01/09	713	734
	8.000% 04/01/09	9,247	9,508
	8.000% 07/01/09	15,328	15,788
	8.000% 07/01/09	295	297
	8.250% 11/01/07	15,979	16,054
	8.500% 05/01/08	1,243	1,249
	8.500% 12/01/08	1,482	1,509
	8.500% 06/01/09	7,739	8,026
	8.500% 03/01/10	3,524	3,587
	8.500% 10/01/10	2,720	2,810
	8.500% 05/01/11	11,412	11,792
	8.500% 12/01/11	4,395	4,541
	8.500% 02/01/15	1,071	1,119
	8.500% 04/01/15	2,532	2,701
	8.500% 05/01/15	6,123	6,442

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	8.500% 06/01/15	19,830	20,186
	8.500% 06/01/17	3,846	3,961
	8.500% 07/01/17	7,669	7,924
	8.500% 09/01/21	18,160	19,107
	9.000% 11/01/08	3,231	3,377
	9.000% 12/01/08	11,560	11,963
	9.000% 05/01/09	8,994	9,391
	9.000% 08/01/09	7,451	7,789
	9.000% 08/01/09	1,134	1,173
	9.000% 08/01/09	1,614	1,670
	9.000% 10/01/09	15,372	16,069
	9.000% 11/01/09	539	558
	9.000% 04/01/10	2,464	2,550
	9.000% 10/01/11	16,999	17,592
	9.000% 05/01/12	8,304	8,809
	9.000% 03/01/13	250	263
	9.000% 09/01/13	4,483	4,640
	9.000% 07/01/14	1,009	1,044
	9.000% 05/01/15	5,207	5,557
	9.000% 04/01/16	58,764	62,236
	9.000% 12/01/16	7,583	7,897
	9.000% 05/01/17	64,844	69,869
	9.000% 08/01/21	96,074	101,250
	9.250% 05/01/16	91,156	99,731
	10.000% 11/01/13	44,077	48,654
	10.000% 04/01/14	154,145	172,626
	10.000% 03/01/16	8,170	8,844
	10.500% 03/01/14	2,074	2,240
	10.500% 07/01/14	32,386	34,854
	10.500% 01/01/16	8,825	9,497
	10.500% 03/01/16	36,999	41,763
	10.500% 03/01/16	21,293	23,959
	10.500% 03/01/16	2,189	2,463
	10.500% 03/01/16	78,356	88,166
	10.500% 03/01/16	36,157	40,813
TBA,
	6.500% 12/01/35 (h)	60,590,000	62,597,044
Government National Mortgage Association
	8.500% 02/15/06	370	377
	9.000% 08/15/08	4,411	4,620

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	9.000% 08/15/08	4,723	4,946
	9.000% 09/15/08	10,206	10,688
	9.000% 10/15/08	9,133	9,565
	9.000% 10/15/08	6,196	6,489
	9.000% 12/15/08	11,723	12,277
	9.000% 01/15/09	4,101	4,331
	9.000% 03/15/09	4,460	4,710
	9.000% 03/15/09	13,802	14,533
	9.000% 05/15/09	8,819	9,314
	9.000% 05/15/09	15,595	16,469
	9.000% 05/15/09	17,145	18,054
	9.000% 05/15/09	7,980	8,403
	9.000% 05/15/09	9,045	9,525
	9.000% 05/15/09	4,029	4,242
	9.000% 06/15/09	34,479	36,306
	9.000% 06/15/09	17,142	18,050
	9.000% 05/15/16	9,197	10,012
	9.000% 06/15/16	3,780	4,115
	9.000% 05/15/16	15,480	16,850
	9.000% 05/15/16	10,277	11,187
	9.000% 06/15/16	6,445	7,016
	9.000% 06/15/16	22,200	24,165
	9.000% 06/15/16	32,786	35,689
	9.000% 06/15/16	2,572	2,800
	9.000% 07/15/16	18,920	20,595
	9.000% 07/15/16	9,973	10,855
	9.000% 07/15/16	50,858	55,361
	9.000% 07/15/16	39,948	43,485
	9.000% 07/15/16	7,993	8,701
	9.000% 07/15/16	5,270	5,737
	9.000% 07/15/16	38,280	41,669
	9.000% 08/15/16	4,306	4,688
	9.000% 08/15/16	4,187	4,558
	9.000% 08/15/16	29,751	32,385
	9.000% 08/15/16	27,060	29,456
	9.000% 09/15/16	31,749	34,559
	9.000% 09/15/16	28,457	30,977
	9.000% 09/15/16	74,909	81,541
	9.000% 09/15/16	3,709	4,037
	9.000% 09/15/16	4,539	4,941

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	9.000% 09/15/16	30,259	32,938
	9.000% 09/15/16	16,276	17,717
	9.000% 10/15/16	16,664	18,139
	9.000% 10/15/16	27,089	29,488
	9.000% 10/15/16	1,588	1,729
	9.000% 10/15/16	4,629	5,039
	9.000% 11/15/16	15,789	17,187
	9.000% 11/15/16	43,310	47,145
	9.000% 11/15/16	10,288	11,199
	9.000% 11/15/16	12,850	13,988
	9.000% 11/15/16	4,423	4,815
	9.000% 11/15/16	8,484	9,235
	9.000% 12/15/16	9,588	10,436
	9.000% 12/15/16	20,130	21,912
	9.000% 12/15/16	31,258	34,025
	9.000% 01/15/17	8,407	9,172
	9.000% 02/15/17	11,771	12,843
	9.000% 04/15/17	18,914	20,635
	9.000% 04/15/17	19,430	21,199
	9.000% 07/15/17	32,723	35,701
	9.000% 10/15/17	13,070	14,259
	9.000% 12/15/17	20,772	22,585
	9.500% 06/15/09	2,434	2,592
	9.500% 06/15/09	1,309	1,394
	9.500% 06/15/09	3,094	3,295
	9.500% 06/15/09	3,691	3,930
	9.500% 06/15/09	6,474	6,894
	9.500% 07/15/09	1,121	1,194
	9.500% 07/15/09	11,240	11,970
	9.500% 07/15/09	15,222	16,210
	9.500% 07/15/09	20,527	21,859
	9.500% 07/15/09	29,159	31,052
	9.500% 07/15/09	5,645	6,011
	9.500% 07/15/09	6,460	6,880
	9.500% 07/15/09	28,787	30,656
	9.500% 08/15/09	3,089	3,289
	9.500% 08/15/09	2,441	2,600
	9.500% 08/15/09	9,552	10,172
	9.500% 08/15/09	6,923	7,372
	9.500% 08/15/09	19,022	20,256
	9.500% 08/15/09	6,026	6,417

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	9.500% 08/15/09	230	245
	9.500% 08/15/09	535	570
	9.500% 08/15/09	7,418	7,900
	9.500% 09/15/09	1,654	1,761
	9.500% 09/15/09	74	79
	9.500% 09/15/09	18,386	19,579
	9.500% 09/15/09	2,979	3,173
	9.500% 09/15/09	4,277	4,554
	9.500% 09/15/09	247	262
	9.500% 09/15/09	7,126	7,588
	9.500% 09/15/09	175	186
	9.500% 09/15/09	13,054	13,902
	9.500% 09/15/09	23,678	25,214
	9.500% 09/15/09	7,370	7,849
	9.500% 10/15/09	3,227	3,436
	9.500% 10/15/09	14,044	14,956
	9.500% 10/15/09	964	1,027
	9.500% 10/15/09	22,357	23,808
	9.500% 10/15/09	10,778	11,477
	9.500% 10/15/09	15,250	16,240
	9.500% 10/15/09	8,464	9,013
	9.500% 10/15/09	5,914	6,264
	9.500% 10/15/09	5,534	5,893
	9.500% 10/15/09	10,256	10,922
	9.500% 10/15/09	3,077	3,277
	9.500% 10/15/09	1,849	1,969
	9.500% 11/15/09	3,880	4,131
	9.500% 11/15/09	48,413	51,556
	9.500% 11/15/09	1,162	1,238
	9.500% 07/15/16	7,201	7,936
	9.500% 10/15/16	8,102	8,928
	9.500% 08/15/17	9,815	10,850
	9.500% 09/15/17	2,265	2,504
	9.500% 11/15/17	6,921	7,651
	10.000% 11/15/09	32,679	35,127
	10.000% 01/15/10	1,005	1,091
	10.000% 12/15/10	1,993	2,164
	10.000% 11/15/15	7,307	8,228
	10.000% 02/15/16	7,913	8,914
	10.000% 08/15/17	820	924
	10.000% 09/15/17	27,128	30,568

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	10.000% 11/15/17	4,014	4,523
	10.000% 02/15/18	16,262	18,328
	10.000% 08/15/18	3,385	3,815
	10.000% 08/15/18	887	1,000
	10.000% 09/15/18	2,822	3,181
	10.000% 09/15/18	1,293	1,457
	10.000% 11/15/18	9,537	10,748
	10.000% 11/15/18	2,441	2,752
	10.000% 03/15/19	13,489	15,213
	10.000% 06/15/19	5,015	5,656
	10.000% 08/15/19	2,590	2,921
	10.000% 08/15/19	3,244	3,659
	10.000% 11/15/20	1,709	1,930
	10.000% 09/15/21	1,258	1,422
	10.500% 12/15/10	670	730
	10.500% 10/15/15	6,382	7,185
	10.500% 12/15/15	825	928
	10.500% 01/15/16	3,714	4,195
	10.500% 11/15/16	7,785	8,527
	10.500% 10/15/17	9,771	11,064
	10.500% 12/15/17	1,498	1,697
	10.500% 12/15/17	2,010	2,276
	10.500% 01/15/18	956	1,085
	10.500% 01/15/18	4,764	5,406
	10.500% 07/15/18	1,110	1,259
	10.500% 12/15/18	1,131	1,284
	10.500% 05/15/19	95	109
	10.500% 06/15/19	1,889	2,148
	10.500% 07/15/19	865	984
	10.500% 07/15/19	1,196	1,359
	10.500% 08/15/19	805	915
	10.500% 04/15/21	1,844	2,103
	11.000% 12/15/09	16,722	18,134
	11.000% 09/15/15	58,100	64,390
	11.000% 09/15/15	6,672	7,394
	11.000% 10/15/15	25,277	28,014
	11.000% 10/15/15	5,968	6,614
	11.000% 10/15/15	31,626	35,051
	11.000% 10/15/15	20,527	22,750
	11.000% 10/15/15	46,160	51,158
	11.000% 10/15/15	5,703	6,320

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	11.000% 10/15/15	26,349	29,202
	11.750% 08/15/13	8,287	9,436
	12.000% 05/15/14	420	486
MORTGAGE-BACKED SECURITIES TOTAL			66,493,204
	Total Mortgage-Backed Securities (cost of $66,475,017)		66,493,204

Asset-Backed Securities – 0.7%
Equity One ABS, Inc.	4.205% 04/25/34	5,050,000	4,915,316
GMAC Mortgage Corp.	4.865% 09/25/34	4,130,000	4,101,049
	Total Asset-Backed Securities (cost of $9,143,703)		9,016,365
Convertible Bonds – 0.3%
COMMUNICATIONS – 0.2%

Telecommunication Services – 0.2%
Telecommunications Equipment – 0.2%
Nortel Networks Corp.	4.250% 09/01/08	3,125,000	2,964,719
Telecommunication Services Total			2,964,719
COMMUNICATIONS TOTAL			2,964,719
UTILITIES – 0.1%
Electric – 0.1%
Independent Power Producer – 0.1%
Mirant Corp.	2.500% 06/15/21(e)	960,000	866,409
Electric Total			866,409
UTILITIES TOTAL			866,409
	Total Convertible Bonds (cost of $3,522,594)		3,831,128
Municipal Bond (Taxable) – 0.2%
CALIFORNIA – 0.2%
CA Cabazon Band Mission Indians	13.000% 10/01/11(f)	2,820,000	2,915,344
CALIFORNIA TOTAL			2,915,344
	Total Municipal Bond (Taxable) (cost of $2,820,000)		2,915,344

		Shares	Value ($)
Common Stocks – 0.0%
CONSUMER DISCRETIONARY – 0.0%
Hotels, Restaurants & Leisure – 0.0%
	Shreveport Gaming Holdings, Inc. (g)(i)	26,719	387,960
Hotels, Restaurants & Leisure Total			387,960
CONSUMER DISCRETIONARY TOTAL			387,960
	Total Common Stocks (cost of $387,960)		387,960

		Par ($)

Short-Term Obligation – 5.7%

	Repurchase agreement with State Street Bank & Trust Co., dated 08/31/05, due 09/01/05 at 3.430%, collateralized by U.S. Government Agencies with various maturities to 05/15/17, market value of $76,977,106 (repurchase proceeds $75,473,190)	75,466,000	75,466,000

	Total Short-Term Obligation (cost of $75,466,000)		75,466,000

	Total Investments – 103.4% (cost of $1,313,189,115)(j)(k)		1,363,465,791

	Other Assets & Liabilities, Net – (3.4)%		(44,738,640)

	Net Assets – 100.0%		1,318,727,151

Notes to Investment Portfolio:

*                                         Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s (Funds’ ) shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)                                  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, these securities, which did not include an illiquid securities, except for the following, amounted to $93,774,436, which represents 7.1% of net assets.

Security	Acquistion Date	Par/Unit	Cost	Value
Hollinger, Inc.	09/30/04	$734,000	$734,000	$756,020

(b)                                 The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2005.

(c)                                  Step bond. Shown parenthetically is the next interest rate to be paid.

(d)                                 Step bond. This security is currently not paying coupon. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)                                  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At August 31, 2005, the value of these securities amounted to $2,780,759, which represents 0.2% of net assets.

(f)                                    Illiquid security.

(g)                                 Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(h)                                 Securities purchased on a delayed delivery basis.

(i)                                     Non-income producing security.

(j)                                     Cost for federal income tax purposes is $1,333,779,148.

(k)                                  Unrealized appreciation and depreciation at August 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$68,904,533	$(39,217,890)	$29,686,643

At August 31, 2005, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
EUR	$10,176,598	$9,999,000	09/15/2005	$(177,598)
EUR	17,272,467	16,959,600	09/19/2005	(312,867)
EUR	8,168,700	7,996,807	09/20/2005	(171,893)
EUR	4,627,994	4,532,446	09/20/2005	(95,548)
EUR	12,502,334	12,378,860	09/27/2005	(123,474)
GBP	12,651,238	12,313,080	09/19/2005	(338,158)
GBP	6,361,518	6,164,157	09/20/2005	(197,361)
NOK	6,214,094	5,958,646	09/20/2005	(255,448)
SEK	9,348,143	9,166,667	09/15/2005	(181,476)
SEK	9,305,155	9,118,600	09/15/2005	(186,555)
				$(2,040,378)

Acronym	Name

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
SEK	Swedish Krona
TBA	To Be Announced
USD	United States Dollar

INVESTMENT PORTFOLIO	Columbia High Yield Opportunity Fund
August 31, 2005 (Unaudited)

		Par ($)		Value ($)*
Corporate Fixed-Income Bonds & Notes – 92.0%
BASIC MATERIALS – 8.6%
Chemicals – 4.3%
Agricultural Chemicals – 1.6%
IMC Global, Inc.	10.875% 08/01/13		1,150,000	1,359,875
Terra Capital, Inc.	12.875% 10/15/08		3,220,000	3,807,650
UAP Holding Corp.
	(a) 07/15/12 (10.750% 01/15/08)		1,190,000	1,017,450
United Agri Products	8.250% 12/15/11		1,717,000	1,820,020
				8,004,995
Chemicals – Diversified – 2.3%
BCP Crystal US Holdings Corp.	9.625% 06/15/14		917,000	1,040,795
EquiStar Chemicals LP	10.625% 05/01/11		1,125,000	1,245,938
Huntsman International LLC	7.375% 01/01/15(b)		1,415,000	1,436,225
Huntsman LLC	11.500% 07/15/12		1,570,000	1,836,900
Innophos Investments Holdings, Inc.,
	PIK,
	11.790% 02/15/15(b)(c)		1,068,878	1,015,434
Lyondell Chemical Co.	9.625% 05/01/07		1,250,000	1,323,437
Nell AF SARL
	8.375% 08/15/15(b)	USD	870,000	887,400
	8.375% 08/15/15(b)	EUR	735,000	934,349
NOVA Chemicals Corp.	6.500% 01/15/12		2,010,000	1,979,850
				11,700,328
Chemicals - Specialty – 0.4%
Rhodia SA	8.875% 06/01/11		2,220,000	2,178,375
				2,178,375
	Chemicals Total			21,883,698
Forest Products & Paper – 3.1%
Forestry – 0.6%
Millar Western Forest Products Ltd.	7.750% 11/15/13		1,695,000	1,559,400
Tembec Industries, Inc.	8.500% 02/01/11		1,605,000	1,227,825
				2,787,225
Paper & Related Products – 2.5%
Abitibi-Consolidated, Inc.	8.375% 04/01/15		1,375,000	1,385,312
Boise Cascade LLC
	6.474% 10/15/12(c)		1,110,000	1,123,875
	7.125% 10/15/14		1,250,000	1,225,000
Buckeye Technologies, Inc.	8.500% 10/01/13		480,000	495,600
Caraustar Industries, Inc.	9.875% 04/01/11		1,175,000	1,213,188
Georgia-Pacific Corp.	8.000% 01/15/24		1,735,000	2,003,925
Neenah Paper, Inc.	7.375% 11/15/14		790,000	773,213

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Paper & Related Products – (continued)
Newark Group, Inc.	9.750% 03/15/14	1,855,000	1,715,875
NewPage Corp.	12.000% 05/01/13(b)	1,150,000	1,098,250
Norske Skog Canada Ltd.
	7.375% 03/01/14	995,000	995,000
	8.625% 06/15/11	450,000	468,000
			12,497,238
	Forest Products & Paper Total		15,284,463
Iron / Steel – 1.1%
Metal - Iron – 0.5%
Wise Metals Group LLC	10.250% 05/15/12	2,785,000	2,304,588
			2,304,588
Steel – Producers – 0.2%
Steel Dynamics, Inc.
	9.500% 03/15/09	1,080,000	1,152,900
			1,152,900

Steel – Specialty – 0.4%
UCAR Finance, Inc.	10.250% 02/15/12	1,971,000	2,108,970
			2,108,970
	Iron / Steel Total		5,566,458
Metals & Mining – 0.1%
Mining Services – 0.1%
Hudson Bay Mining & Smelting Co., Ltd.	9.625% 01/15/12(b)	560,000	576,800
			576,800
	Metals & Mining Total		576,800
	BASIC MATERIALS TOTAL		43,311,419

COMMUNICATIONS – 19.8%
Media – 8.5%
Broadcast Services / Programs – 0.2%
Fisher Communications, Inc.	8.625% 09/15/14	1,060,000	1,146,125
			1,146,125
Cable TV – 3.4%
Atlantic Broadband Finance LLC	9.375% 01/15/14(b)	1,855,000	1,790,075
Charter Communications Holdings II LLC	10.250% 09/15/10	1,500,000	1,556,250
Charter Communications Holdings LLC	9.920% 04/01/11	5,605,000	4,245,787
CSC Holdings, Inc.

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Cable TV – (continued)
	7.000% 04/15/12(b)	625,000	596,875
	7.625% 04/01/11	1,750,000	1,754,375
EchoStar DBS Corp.	6.625% 10/01/14	1,950,000	1,932,938
Insight Midwest LP	9.750% 10/01/09	1,255,000	1,298,925
Northland Cable Television, Inc.	10.250% 11/15/07	1,230,000	1,193,100
Pegasus Satellite Communications, Inc.	11.250% 01/15/10(b)(d)	2,325,000	581,250
Telenet Group Holding NV
	(a) 06/15/14 (11.500% 12/15/08)(b)	2,540,000	2,009,775
			16,959,350
Multimedia – 1.5%
Advanstar Communications, Inc.
	(a) 10/15/11 (15.000% 10/15/05)	1,825,000	1,898,000
	12.000% 02/15/11	1,270,000	1,371,600
Haights Cross Communications, Inc.
	(a) 08/15/11 (12.500% 08/01/09)	1,490,000	938,700
Haights Cross Operating Co.	11.750% 08/15/11	1,820,000	1,992,900
Lamar Media Corp.	6.625% 08/15/15(b)	1,515,000	1,545,300
			7,746,500
Publishing - Newspapers – 0.5%
Hollinger, Inc.
	11.875% 03/01/11(b)(e)	1,009,000	1,039,270
	12.875% 03/01/11(b)	1,474,000	1,621,400
			2,660,670
Publishing - Periodicals – 2.0%
CBD Media Holdings LLC & Finance, Inc.	9.250% 07/15/12	1,200,000	1,236,000
Dex Media East LLC	12.125% 11/15/12	459,000	544,489
Dex Media West LLC	9.875% 08/15/13	3,607,000	4,075,910
Dex Media, Inc.
	(a) 11/15/13 (9.000% 11/15/08)	1,350,000	1,093,500
PriMedia, Inc.	8.875% 05/15/11	1,500,000	1,571,250
WDAC Subsidiary Corp.	8.375% 12/01/14(b)	1,385,000	1,357,300
			9,878,449
Television – 0.9%
Paxson Communications Corp.
	(a) 01/15/09 (12.250% 01/15/06)	1,955,000	1,896,350
	10.750% 07/15/08	495,000	495,000

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Television – (continued)
Sinclair Broadcast Group, Inc.	8.750% 12/15/11	2,080,000	2,204,800
			4,596,150
	Media Total		42,987,244
Telecommunication Services – 11.3%
Cellular Telecommunications – 3.7%
American Cellular Corp.	10.000% 08/01/11	1,805,000	1,922,325
Digicel Ltd.	9.250% 09/01/12(b)	1,655,000	1,729,475
Dobson Cellular Systems, Inc.	8.375% 11/01/11	525,000	557,812
Dobson Communications Corp.	8.875% 10/01/13	1,480,000	1,483,700
Horizon PCS, Inc.	11.375% 07/15/12	325,000	377,000
iPCS Escrow Co.	11.500% 05/01/12	910,000	1,051,050
Nextel Partners, Inc.	8.125% 07/01/11	1,070,000	1,166,300
Rogers Cantel, Inc.	9.750% 06/01/16	2,080,000	2,537,600
Rogers Wireless, Inc.	8.000% 12/15/12	1,295,000	1,385,650
Rural Cellular Corp.
	8.250% 03/15/12	1,355,000	1,429,525
	9.750% 01/15/10	1,620,000	1,640,250
UbiquiTel Operating Co.	9.875% 03/01/11	1,050,000	1,170,750
US Unwired, Inc.	10.000% 06/15/12	1,845,000	2,140,200
			18,591,637
Satellite Telecommunications – 1.5%
Inmarsat Finance II PLC
	(a) 11/15/12 (10.375% 11/15/08)	2,285,000	1,907,975
Intelsat Bermuda Ltd.	8.250% 01/15/13(b)	1,500,000	1,530,000
Intelsat Ltd.	6.500% 11/01/13	1,055,000	822,900
PanAmSat Corp.	9.000% 08/15/14	1,771,000	1,868,405
Zeus Special Subsidiary Ltd.
	(a) 02/01/15 (9.250% 02/01/10)(b)	1,780,000	1,192,600
			7,321,880
Telecommunication Equipment – 0.3%
Lucent Technologies, Inc.	6.450% 03/15/29	1,890,000	1,660,838
			1,660,838
Telecommunication Services – 1.4%
Axtel SA de CV	11.000% 12/15/13	2,020,000	2,232,100
Syniverse Technologies, Inc.	7.750% 08/15/13(b)	1,210,000	1,234,200

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telecommunication Services – (continued)
Time Warner Telecom Holdings, Inc.	9.250% 02/15/14	750,000	765,000
Time Warner Telecom, Inc.
	9.750% 07/15/08	205,000	207,050
	10.125% 02/01/11	2,690,000	2,770,700
			7,209,050
Telephone - Integrated – 3.8%
Cincinnati Bell, Inc.	7.000% 02/15/15	3,080,000	3,018,400
Citizens Communications Co.	9.000% 08/15/31	2,165,000	2,257,013
Qwest Communications International, Inc.	7.500% 02/15/14(b)	2,180,000	2,081,900
Qwest Corp.
	7.500% 06/15/23	2,430,000	2,259,900
	8.875% 03/15/12	3,050,000	3,343,562
Qwest Services Corp.	13.500% 12/15/10	4,205,000	4,862,031
US LEC Corp.	11.890% 10/01/09 (c)	1,210,000	1,270,500
			19,093,306
Wireless Equipment – 0.6%
American Towers, Inc.	7.250% 12/01/11	1,825,000	1,916,250
SBA Telecommunications, Inc.
	(a) 12/15/11 (9.750% 12/15/07)	1,123,000	1,033,160
			2,949,410
	Telecommunication Services Total		56,826,121
	COMMUNICATIONS TOTAL		99,813,365
CONSUMER CYCLICAL – 18.2%
Airlines – 0.8%
Airlines – 0.8%
Continental Airlines, Inc.	7.568% 12/01/06	2,725,000	2,547,875
Northwest Airlines, Inc.	9.875% 03/15/07(d)	2,535,000	1,254,825
			3,802,700
	Airlines Total		3,802,700
Apparel – 1.4%
Apparel Manufacturers – 1.4%
Broder Brothers Co.	11.250% 10/15/10	1,580,000	1,544,450
Levi Strauss & Co.	9.750% 01/15/15	3,345,000	3,537,338
Phillips-Van Heusen Corp.
	7.250% 02/15/11	1,010,000	1,055,450
	8.125% 05/01/13	1,000,000	1,080,000
			7,217,238
	Apparel Total		7,217,238

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Manufacturers – 1.3%
Auto - Cars / Light Trucks – 0.9%
Ford Motor Co.	7.450% 07/16/31	2,585,000	2,061,538
General Motors Corp.	8.375% 07/15/33	3,060,000	2,570,400
			4,631,938
Auto - Medium & Heavy Duty Trucks – 0.4%
Navistar International Corp.	7.500% 06/15/11	1,695,000	1,728,900
			1,728,900
	Auto Manufacturers Total		6,360,838
Auto Parts & Equipment – 2.4%
Auto / Truck Parts & Equipment - Original – 1.1%
Cooper-Standard Automotive, Inc.	8.375% 12/15/14	2,915,000	2,638,075
Delco Remy International, Inc.	9.375% 04/15/12	1,540,000	985,600
Dura Operating Corp.
	8.625% 04/15/12	1,910,000	1,781,075
	9.000% 05/01/09	465,000	376,650
			5,781,400
Auto / Truck Parts & Equipment - Replacement – 0.6%
Commercial Vehicle Group	8.000% 07/01/13(b)	1,525,000	1,574,562
Rexnord Corp.	10.125% 12/15/12	1,360,000	1,485,800
			3,060,362
Rubber - Tires – 0.7%
Goodyear Tire & Rubber Co.	9.000% 07/01/15(b)	3,390,000	3,440,850
			3,440,850
	Auto Parts & Equipment Total		12,282,612
Distribution / Wholesale – 0.2%
Distribution / Wholesale – 0.2%
Buhrmann US, Inc.	7.875% 03/01/15(b)	945,000	954,450
			954,450
	Distribution / Wholesale Total		954,450
Entertainment – 1.6%
Gambling (Non - Hotel) – 0.5%
Global Cash Access LLC	8.750% 03/15/12	2,245,000	2,407,762
			2,407,762
Music – 0.3%
Steinway Musical Instruments, Inc.	8.750% 04/15/11	1,350,000	1,420,875
Warner Music Group	7.375% 04/15/14	270,000	274,725
			1,695,600

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
Resorts / Theme Parks – 0.4%
Six Flags, Inc.	9.625% 06/01/14	2,085,000	2,105,850
			2,105,850
Theaters – 0.4%
LCE Acquisition Corp.	9.000% 08/01/14(b)	1,910,000	1,876,575
			1,876,575
	Entertainment Total		8,085,787
Home Builders – 1.5%
Building - Residential / Commercial – 1.5%
D.R. Horton, Inc.	9.750% 09/15/10	2,045,000	2,372,200
K. Hovnanian Enterprises, Inc.
	8.875% 04/01/12	1,435,000	1,542,625
	10.500% 10/01/07	1,930,000	2,127,825
Standard Pacific Corp.
	7.000% 08/15/15	1,075,000	1,060,219
	9.250% 04/15/12	625,000	685,937
			7,788,806
	Home Builders Total		7,788,806
Home Furnishings – 0.4%
Home Furnishings – 0.4%
WII Components, Inc.	10.000% 02/15/12	1,990,000	1,994,975
			1,994,975
	Home Furnishings Total		1,994,975
Leisure Time – 0.7%
Recreational Centers – 0.7%
Equinox Holdings, Inc.	9.000% 12/15/09	1,770,000	1,840,800
Town Sports International, Inc.
	(a) 02/01/14 (11.000% 02/01/09)	2,670,000	1,842,300
			3,683,100
	Leisure Time Total		3,683,100
Lodging – 5.0%
Casino Hotels – 5.0%
Circus & Eldorado/Silver Legacy Capital Corp.	10.125% 03/01/12	1,870,000	1,972,850
Eldorado Casino Shreveport/Shreveport Capital Corp.	10.000% 08/01/12	5,341,287	5,287,874
Hard Rock Hotel, Inc.	8.875% 06/01/13	2,405,000	2,609,425
Inn of the Mountain Gods Resort & Casino	12.000% 11/15/10	1,620,000	1,863,000
MGM Mirage
	6.750% 09/01/12	1,845,000	1,895,737

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
	8.500% 09/15/10	575,000	632,500
Mohegan Tribal Gaming Authority	6.125% 02/15/13	380,000	384,750
Penn National Gaming, Inc.	6.750% 03/01/15	2,470,000	2,470,000
Pinnacle Entertainment, Inc.	8.750% 10/01/13	1,685,000	1,786,100
River Rock Entertainment	9.750% 11/01/11	935,000	1,026,163
Seneca Gaming Corp.	7.250% 05/01/12	870,000	902,625
Station Casinos, Inc.	6.875% 03/01/16	270,000	276,075
Virgin River Casino Corp.
	(a) 01/15/13 (12.750% 01/15/09)(b)	935,000	663,850
	9.000% 01/15/12(b)	747,000	784,350
Wynn Las Vegas LLC	6.625% 12/01/14	2,455,000	2,384,419
			24,939,718
	Lodging Total		24,939,718
Retail – 2.6%
Retail - Automobiles – 0.4%
Asbury Automotive Group, Inc.	8.000% 03/15/14	1,990,000	1,980,050
			1,980,050
Retail – Drug Stores – 0.5%
Jean Coutu Group, Inc. (PJC)	8.500% 08/01/14	1,425,000	1,458,844
Rite Aid Corp.
	7.500% 01/15/15	625,000	600,000
	9.250% 06/01/13	670,000	649,900
			2,708,744
Retail - Home Furnishings – 0.4%
Tempur-Pedic, Inc.	10.250% 08/15/10	1,631,000	1,826,720
			1,826,720
Retail - Jewelry – 0.2%
Finlay Fine Jewelry Corp.	8.375% 06/01/12	1,270,000	1,181,100
			1,181,100
Retail - Propane Distributors – 0.5%
Ferrellgas Partners LP	8.750% 06/15/12	1,555,000	1,609,425
Suburban Propane Partners LP	6.875% 12/15/13(b)	920,000	890,100
			2,499,525
Retail - Restaurants – 0.3%
Landry’s Restaurants, Inc.	7.500% 12/15/14	1,455,000	1,418,625
			1,418,625

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail - Video Rental – 0.3%
Movie Gallery, Inc.	11.000% 05/01/12(b)	1,230,000	1,254,600
			1,254,600
	Retail Total		12,869,364
Textiles – 0.3%
Textile - Products – 0.3%
INVISTA	9.250% 05/01/12(b)	1,390,000	1,522,050
			1,522,050
	Textiles Total		1,522,050
	CONSUMER CYCLICAL TOTAL		91,501,638
CONSUMER NON-CYCLICAL – 14.1%
Agriculture – 0.2%
Tobacco – 0.2%
Alliance One International, Inc.	11.000% 05/15/12(b)	1,220,000	1,220,000
	Agriculture Total		1,220,000
Beverages – 0.1%
Beverages - Wine / Spirits – 0.1%
Constellation Brands, Inc.	8.125% 01/15/12	320,000	340,400
			340,400
	Beverages Total		340,400
Biotechnology – 0.4%
Medical - Biomedical / Gene – 0.4%
Bio-Rad Laboratories, Inc.	7.500% 08/15/13	2,015,000	2,135,900
			2,135,900
	Biotechnology Total		2,135,900
Commercial Services – 4.3%
Commercial Services – 0.7%
Iron Mountain, Inc.	7.750% 01/15/15	1,750,000	1,793,750
Language Line Holdings, Inc.	11.125% 06/15/12	1,295,000	1,223,775
Mac-Gray Corp.	7.625% 08/15/15(b)	440,000	454,300
			3,471,825
Commercial Services - Finance – 0.5%
Dollar Financial Group, Inc.	9.750% 11/15/11	2,315,000	2,413,388
			2,413,388
Consulting Services – 0.2%
FTI Consulting	7.625% 06/15/13(b)	960,000	979,200
			979,200
Funeral Services & Related Items – 0.4%
Service Corp. International	7.700% 04/15/09	2,135,000	2,241,750
			2,241,750

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Printing - Commercial – 0.6%
Sheridan Group	10.250% 08/15/11	1,515,000	1,590,750
Vertis, Inc.	13.500% 12/07/09(b)	1,570,000	1,381,600
			2,972,350
Private Corrections – 0.8%
Corrections Corp. of America	6.250% 03/15/13	1,955,000	1,930,562
GEO Group, Inc.	8.250% 07/15/13	2,200,000	2,167,000
			4,097,562
Rental Auto / Equipment – 1.1%
Ashtead Holdings PLC	8.625% 08/01/15(b)	1,100,000	1,149,500
NationsRent, Inc.
	9.500% 10/15/10	1,455,000	1,593,225
	9.500% 05/01/15	1,305,000	1,357,200
Williams Scotsman, Inc.	9.875% 06/01/07	1,415,000	1,407,925
			5,507,850
	Commercial Services Total		21,683,925
Cosmetics / Personal Care – 1.0%
Cosmetics & Toiletries – 1.0%
DEL Laboratories, Inc.	8.000% 02/01/12	2,195,000	1,871,237
Elizabeth Arden, Inc.	7.750% 01/15/14	1,395,000	1,468,238
Revlon Consumer Products Corp.
	8.625% 02/01/08	610,000	594,750
	9.500% 04/01/11	1,245,000	1,198,313
			5,132,538
	Cosmetics / Personal Care Total		5,132,538
Food – 2.0%
Food - Confectionery – 0.4%
Merisant Co.	10.500% 07/15/13(b)(c)	1,620,000	1,117,800
Tabletop Holdings, Inc.
	(a) 05/15/14 (12.250% 11/15/08)(b)	5,295,000	847,200
			1,965,000
Food - Miscellaneous / Diversified – 1.0%
Dole Food Co., Inc.	8.625% 05/01/09	1,650,000	1,757,250
Pinnacle Foods Holding Corp.	8.250% 12/01/13	2,310,000	2,229,150
Reddy Ice Holdings, Inc.
	(a) 11/01/12 (10.500% 11/01/08)(b)	1,420,000	1,093,400
			5,079,800

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Food - Retail – 0.6%
Stater Brothers Holdings, Inc.	8.125% 06/15/12	2,970,000	3,036,825
			3,036,825
		Food Total	10,081,625
Healthcare Services – 3.4%
Dialysis Centers – 0.3%
DaVita, Inc.	7.250% 03/15/15(b)	1,330,000	1,356,600
			1,356,600
Medical – HMO – 0.2%
Coventry Health Care, Inc.	8.125% 02/15/12	945,000	1,015,875
			1,015,875
Medical - Hospitals – 0.7%
Tenet Healthcare Corp.	9.875% 07/01/14	3,025,000	3,236,750
			3,236,750
Medical - Outpatient / Home Medical – 0.2%
Select Medical Corp.	7.625% 02/01/15	965,000	938,463
			938,463
MRI / Medical Diagnostic Imaging – 1.5%
InSight Health Services Corp.	9.875% 11/01/11	3,050,000	2,699,250
MedQuest, Inc.	11.875% 08/15/12	2,095,000	2,215,462
MQ Associates, Inc.
	(a) 08/15/12 (12.250% 08/15/08)	4,665,000	2,799,000
			7,713,712
Physician Practice Management – 0.5%
US Oncology Holdings, Inc.	8.620% 03/15/15(b)(c)	745,000	739,412
US Oncology, Inc.	9.000% 08/15/12	1,780,000	1,958,000
			2,697,412
	Healthcare Services Total		16,958,812
Household Products / Wares – 1.2%
Consumer Products - Miscellaneous – 0.9%
Amscan Holdings, Inc.	8.750% 05/01/14	2,450,000	2,333,625
Jostens IH Corp.	7.625% 10/01/12	620,000	637,050
Playtex Products, Inc.	9.375% 06/01/11	1,645,000	1,739,587
			4,710,262
Office Supplies & Forms – 0.3%
ACCO Brands Corp.	7.625% 08/15/15(b)	1,310,000	1,314,913
			1,314,913
	Household Products / Wares Total		6,025,175

11

		Par ($)		Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – 1.5%
Medical - Drugs – 0.7%
Elan Finance PLC	7.750% 11/15/11(b)		2,690,000	2,373,925
Warner Chilcott Corp.	8.750% 02/01/15(b)		1,300,000	1,287,000
				3,660,925
Medical - Generic Drugs – 0.4%
Mylan Laboratories, Inc.	6.375% 08/15/15(b)		1,685,000	1,689,213
				1,689,213
Medical - Wholesale Drug Distribution – 0.4%
Nycomed A/S,
	PIK,
	11.750% 09/15/13(b)	EUR	1,530,000	1,904,892
				1,904,892
	Pharmaceuticals Total			7,255,030
	CONSUMER NON-CYCLICAL TOTAL			70,833,405

ENERGY – 6.8%
Coal – 0.4%
Coal – 0.4%
Arch Western Finance LLC	6.750% 07/01/13	USD	1,835,000	1,876,287
				1,876,287
	Coal Total			1,876,287
Oil & Gas – 2.8%
Oil & Gas Drilling – 0.2%
Pride International, Inc.	7.375% 07/15/14		960,000	1,036,800
				1,036,800
Oil Companies - Exploration & Production – 2.4%
Chesapeake Energy Corp.
	6.375% 06/15/15		695,000	707,163
	7.500% 06/15/14		1,145,000	1,236,600
Compton Petroleum Corp.	9.900% 05/15/09		2,175,000	2,354,437
Delta Petroleum Corp.	7.000% 04/01/15(b)		1,060,000	1,020,250
Energy Partners Ltd.	8.750% 08/01/10		1,570,000	1,664,200

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies - Exploration & Production – (continued)
Forest Oil Corp.	8.000% 12/15/11	1,080,000	1,188,000
Magnum Hunter Resources, Inc.	9.600% 03/15/12	469,000	520,590
Pogo Producing Co.	6.625% 03/15/15(b)	1,100,000	1,133,000
Whiting Petroleum Corp.	7.250% 05/01/12	2,230,000	2,252,300
			12,076,540
Oil Refining & Marketing – 0.2%
Premcor Refining Group, Inc.	7.500% 06/15/15	1,015,000	1,097,469
			1,097,469
	Oil & Gas Total		14,210,809
Oil & Gas Services – 0.3%
Oil - Field Services – 0.3%
Newpark Resources, Inc.	8.625% 12/15/07	1,660,000	1,651,700
			1,651,700
	Oil & Gas Services Total		1,651,700
Pipelines – 3.3%
Pipelines – 3.3%
Coastal Corp.
	7.625% 09/01/08	500,000	508,750
	7.750% 06/15/10	2,835,000	2,891,700
Dynegy Holdings, Inc.
	6.875% 04/01/11	1,875,000	1,865,625
	9.875% 07/15/10(b)	1,230,000	1,340,700
Northwest Pipeline Corp.	8.125% 03/01/10	1,040,000	1,118,000
Sonat, Inc.	7.625% 07/15/11	4,860,000	4,945,050
Southern Natural Gas Co.	8.875% 03/15/10	1,630,000	1,772,625
Williams Companies, Inc.	8.125% 03/15/12	1,935,000	2,157,525
			16,599,975
	Pipelines Total		16,599,975
	ENERGY TOTAL		34,338,771
FINANCIALS – 2.7%
Diversified Financial Services – 1.9%
Finance - Auto Loans – 0.7%
Ford Motor Credit Co.	7.375% 02/01/11	200,000	196,638
General Motors Acceptance Corp.
	6.875% 09/15/11	1,230,000	1,164,294
	6.875% 08/28/12	2,285,000	2,140,542
			3,501,474
Finance - Investment Banker / Broker – 1.2%
E*Trade Financial Corp.	8.000% 06/15/11	1,530,000	1,602,675

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Finance - Investment Banker / Broker – (continued)
LaBranche & Co., Inc.	11.000% 05/15/12	3,755,000	4,158,662
			5,761,337

	Diversified Financial Services Total		9,262,811
Real Estate Investment Trusts – 0.5%
REITs - Hotels – 0.1%
La Quinta Properties, Inc.	7.000% 08/15/12	630,000	653,625
			653,625
REITs - Mortgage – 0.4%
Thornburg Mortgage, Inc.	8.000% 05/15/13	1,885,000	1,925,056
			1,925,056
	Real Estate Investment Trusts Total		2,578,681
Savings & Loans – 0.3%
Savings & Loans / Thrifts - Western US – 0.3%
Western Financial Bank	9.625% 05/15/12	1,310,000	1,480,300
			1,480,300
	Savings & Loans Total		1,480,300
	FINANCIALS TOTAL		13,321,792
INDUSTRIALS – 16.0%
Aerospace & Defense – 2.0%
Aerospace / Defense - Equipment – 1.6%
Argo-Tech Corp.	9.250% 06/01/11	1,450,000	1,585,937
BE Aerospace, Inc.	8.875% 05/01/11	1,755,000	1,851,525
Sequa Corp.
	8.875% 04/01/08	1,048,000	1,118,740
	9.000% 08/01/09	890,000	979,000
Standard Aero Holdings, Inc.	8.250% 09/01/14	1,495,000	1,502,475
TransDigm, Inc.	8.375% 07/15/11	1,160,000	1,226,700
			8,264,377
Electronics - Military – 0.4%
Condor Systems, Inc.	11.875% 05/01/09 (d)(f)	4,000,000	40,000
L-3 Communications Corp.	6.375% 10/15/15 (b)	1,745,000	1,775,538
			1,815,538
	Aerospace & Defense Total		10,079,915

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Building Materials – 1.0%
Building & Construction Products - Miscellaneous – 0.6%
Associated Materials, Inc.
	(a) 03/01/14 (11.250% 03/01/09)	1,600,000	936,000
Nortek, Inc.	8.500% 09/01/14	1,110,000	1,071,150
NTK Holdings, Inc.
	(a) 03/01/14 (10.750% 09/01/09)(b)	1,215,000	704,700
			2,711,850
Building Products - Cement / Aggregation – 0.4%
RMCC Acquisition Co.	9.500% 11/01/12(b)	2,100,000	2,121,000
			2,121,000
	Building Materials Total		4,832,850
Electrical Components & Equipment – 0.3%
Wire & Cable Products – 0.3%
Coleman Cable, Inc.	9.875% 10/01/12(b)	1,745,000	1,570,500
			1,570,500
	Electrical Components & Equipment Total		1,570,500
Electronics – 0.6%
Electronic Components - Miscellaneous – 0.6%
Flextronics International Ltd.	6.250% 11/15/14	1,250,000	1,237,500
Sanmina-SCI Corp.	6.750% 03/01/13	2,105,000	2,010,275
			3,247,775
	Electronics Total		3,247,775
Engineering & Construction – 0.5%
Building & Construction - Miscellaneous – 0.5%
J. Ray McDermott SA	11.500% 12/15/13(b)	2,280,000	2,599,200
			2,599,200
	Engineering & Construction Total		2,599,200
Environmental Control – 1.2%
Non - Hazardous Waste Disposal – 1.1%
Allied Waste North America, Inc.
	7.250% 03/15/15(b)	2,025,000	1,999,687
	7.875% 04/15/13	1,515,000	1,560,450
	8.500% 12/01/08	495,000	522,225
Waste Services, Inc.	9.500% 04/15/14(b)	1,479,000	1,475,303
			5,557,665

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Environmental Control – (continued)
Recycling – 0.1%
Aleris International, Inc.	9.000% 11/15/14	670,000	713,550
			713,550
	Environmental Control Total		6,271,215
Hand / Machine Tools – 0.1%
Machine Tools & Related Products – 0.1%
Newcor, Inc.
	6.000% 01/31/13(f)(i) (7.500% 01/31/08)	847,510	542,406
			542,406
	Hand / Machine Tools Total		542,406
Machinery - Diversified – 1.1%
Machinery - General Industry – 0.4%
Douglas Dynamics LLC	7.750% 01/15/12(b)	1,980,000	1,999,800
			1,999,800
Machinery - Material Handling – 0.7%
Columbus McKinnon Corp.
	8.500% 04/01/08	1,105,000	1,099,475
	8.875% 11/01/13(b)(g)	2,175,000	2,204,906
			3,304,381
	Machinery - Diversified Total		5,304,181
Metal Fabricate / Hardware – 1.4%
Metal Processors & Fabrication – 1.0%
Altra Industrial Motion, Inc.	9.000% 12/01/11(b)	1,225,000	1,200,500
Mueller Group, Inc.	10.000% 05/01/12	1,065,000	1,131,563
Mueller Holdings, Inc.
	(a) 04/15/14 (14.750% 04/15/09)	1,490,000	1,110,050
TriMas Corp.	9.875% 06/15/12	1,725,000	1,474,875
			4,916,988
Metal Products - Fasteners – 0.4%
FastenTech, Inc.	11.500% 05/01/11	2,045,000	2,167,700
			2,167,700
	Metal Fabricate / Hardware Total		7,084,688
Miscellaneous Manufacturing – 2.0%
Diversified Manufacturing Operators – 1.5%
Bombardier, Inc.	6.300% 05/01/14(b)	3,311,000	3,013,010
J.B. Poindexter & Co.	8.750% 03/15/14	1,815,000	1,724,250
Koppers Industries, Inc.	9.875% 10/15/13	1,565,000	1,737,150

16

		Par ($)		Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Miscellaneous Manufacturing – (continued)
Diversified Manufacturing Operators – (continued)
Trinity Industries, Inc.	6.500% 03/15/14		920,000	901,600
				7,376,010
Filtration / Separate Products – 0.2%
Polypore International, Inc.
	(a) 10/01/12 (10.500% 10/01/08)		1,240,000	737,800
				737,800
Miscellaneous Manufacturing – 0.3%
Samsonite Corp.	8.875% 06/01/11		1,615,000	1,728,050
				1,728,050
	Miscellaneous Manufacturing Total			9,841,860
Packaging & Containers – 2.5%
Containers - Metal / Glass – 0.8%
Crown European Holdings SA	10.875% 03/01/13		550,000	649,000
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14		1,300,000	1,296,750
	8.250% 05/15/13		1,045,000	1,118,150
Owens-Illinois, Inc.	7.500% 05/15/10		895,000	926,325
				3,990,225
Containers - Paper / Plastic – 1.7%
Consolidated Container Co. LLC
	(a) 06/15/09 (10.750% 06/15/07)		1,700,000	1,394,000
Jefferson Smurfit Corp.
	8.250% 10/01/12		1,675,000	1,662,437
	PIK,
	11.500% 10/01/15(b)	EUR	1,731,960	2,028,239
MDP Acquisitions PLC	9.625% 10/01/12	USD	1,990,000	2,029,800
Portola Packaging, Inc.	8.250% 02/01/12		1,700,000	1,317,500
				8,431,976
	Packaging & Containers Total			12,422,201
Transportation – 3.3%
Transportation - Marine – 1.5%
Ship Finance International Ltd.	8.500% 12/15/13		3,500,000	3,412,500
Stena AB
	7.500% 11/01/13		2,405,000	2,405,000
	9.625% 12/01/12		1,505,000	1,655,500
				7,473,000
Transportation - Railroad – 0.6%
TFM SA de CV

17

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Transportation - Railroad – (continued)
	9.375% 05/01/12(b)	1,955,000	2,106,513
	12.500% 06/15/12	780,000	912,600
			3,019,113
Transportation - Services – 0.8%
CHC Helicopter Corp.
	7.375% 05/01/14	890,000	916,700
	7.375% 05/01/14(b)	1,355,000	1,395,650
Petroleum Helicopters, Inc.	9.375% 05/01/09	1,875,000	1,987,500
			4,299,850
Transportation - Trucks – 0.4%
QDI LLC	9.000% 11/15/10	1,970,000	1,812,400
			1,812,400
	Transportation Total		16,604,363
	INDUSTRIALS TOTAL		80,401,154
TECHNOLOGY – 0.2%
Semiconductors – 0.2%
Electronic Components - Semiconductors – 0.2%
Amkor Technology, Inc.	9.250% 02/15/08	1,250,000	1,168,750
			1,168,750
	Semiconductors Total		1,168,750
	TECHNOLOGY TOTAL		1,168,750
UTILITIES – 5.6%
Electric – 5.6%
Electric - Generation – 1.1%
AES Corp.
	9.000% 05/15/15(b)	610,000	674,050
	9.500% 06/01/09	1,553,000	1,708,300
Edison Mission Energy	9.875% 04/15/11	2,090,000	2,466,200
Texas Genco LLC	6.875% 12/15/14(b)	525,000	546,000
			5,394,550
Electric - Integrated – 1.7%
CMS Energy Corp.	8.900% 07/15/08	1,900,000	2,054,375
Nevada Power Co.
	9.000% 08/15/13	640,000	716,800
	10.875% 10/15/09	1,147,000	1,270,303
PSEG Energy Holdings LLC	10.000% 10/01/09	1,725,000	1,929,844
Sierra Pacific Resources	6.750% 08/15/17(b)	1,570,000	1,579,812

18

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Electric - Integrated – (continued)
TECO Energy, Inc.	7.000% 05/01/12	1,135,000	1,220,125
			8,771,259
Independent Power Producer – 2.8%
Caithness Coso Funding Corp.	9.050% 12/15/09	2,918,734	3,232,031
Calpine Generating Co. LLC
	9.443% 04/01/10(c)	1,125,000	1,141,875
	12.390% 04/01/11(c)	2,575,000	2,433,375
MSW Energy Holdings LLC
	7.375% 09/01/10	910,000	948,675
	8.500% 09/01/10	2,260,000	2,440,800
Orion Power Holdings, Inc.	12.000% 05/01/10	3,065,000	3,716,312
			13,913,068
	Electric Total		28,078,877
	UTILITIES TOTAL		28,078,877
	Total Corporate Fixed-Income Bonds & Notes (cost of $467,666,586)		462,769,171

		Shares
Preferred Stocks – 2.2%
COMMUNICATIONS – 1.3%
Media – 1.3%
PriMedia, Inc.	Series H, 8.625%	5,720	574,860
PTV, Inc.	10.000%	18	32
Spanish Broadcasting System, Inc.
	PIK,
	10.750%	5,468	5,960,120
	Media Total		6,535,012
	COMMUNICATIONS TOTAL		6,535,012
CONSUMER CYCLICAL – 0.1%
Lodging – 0.1%
La Quinta Properties	9.000%(h)	23,940	618,610
	Lodging Total		618,610
	CONSUMER CYCLICAL TOTAL		618,610
FINANCIALS – 0.8%
Real Estate Investment Trusts – 0.8%
iStar Financial, Inc.
	Series E, 7.875%	86,769	2,266,840

19

		Shares	Value ($)
Preferred Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts – (continued)
	Series F, 7.800%	57,000	1,448,159
	Real Estate Investment Trusts Total		3,714,999
	FINANCIALS TOTAL		3,714,999
	Total Preferred Stocks (cost of $9,858,045)		10,868,621
Common Stocks – 1.6%
CONSUMER DISCRETIONARY – 0.1%
Hotels, Restaurants & Leisure – 0.1%
	Shreveport Gaming Holdings, Inc. (f)(h)	36,086	523,969
	Hotels, Restaurants & Leisure Total		523,969
	CONSUMER DISCRETIONARY TOTAL		523,969
ENERGY – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
	Horizon Natural Resources Co. (f)(h)	16,000	16
	Oil, Gas & Consumable Fuels Total		16
	ENERGY TOTAL		16
INDUSTRIALS – 0.1%
Commercial Services & Supplies – 0.1%
	Allied Waste Industries, Inc. (h)	72,500	578,550
	Fairlane Management Corp. (f)(h)(j)	50,004	–
	Commercial Services & Supplies Total		578,550
	INDUSTRIALS TOTAL		578,550
MATERIALS – 0.2%
Chemicals – 0.2%
	Lyondell Chemical Co.	30,000	774,000
	Chemicals Total		774,000
	MATERIALS TOTAL		774,000
TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 0.6%
	NTL, Inc. (h)	14,154	904,158
	Sprint Nextel Corp.	84,923	2,202,044
	Diversified Telecommunication Services Total		3,106,202
Wireless Telecommunication Services – 0.5%
	Alamosa Holdings, Inc. (h)	79,483	1,375,056

20

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	SBA Communications Corp., Class A (h)	80,410	1,210,170
	Wireless Telecommunication Services Total		2,585,226
	TELECOMMUNICATION SERVICES TOTAL		5,691,428
UTILITIES – 0.1%
Electric Utilities – 0.0%
	BayCorp Holdings Ltd. (h)	3	30
	Electric Utilities Total		30
Independent Power Producers – 0.1%
	Dynegy, Inc., Class A (h)	113,000	492,680
	Independent Power Producers Total		492,680
	UTILITIES TOTAL		492,710
	Total Common Stocks (cost of $7,630,649)		8,060,673

		Par ($)
Convertible Bonds – 1.2%
COMMUNICATIONS – 0.5%
Telecommunication Services – 0.5%
Telecommunication Equipment – 0.5%
Nortel Networks Corp.	4.250% 09/01/08	2,640,000	2,504,594
			2,504,594
	Telecommunication Services Total		2,504,594
	COMMUNICATIONS TOTAL		2,504,594

21

		Par ($)	Value ($)
FINANCIALS – 0.5%
Real Estate Investment Trusts – 0.5%
REITs - Diversified – 0.5%
Sovereign Real Estate Investment Corp.	12.000% 08/29/49(b)	1,800,000	2,610,000
			2,610,000
	Real Estate Investment Trusts Total		2,610,000
	FINANCIALS TOTAL		2,610,000
UTILITIES – 0.2%
Electric – 0.2%
Independent Power Producer – 0.2%
Mirant Corp.	2.500% 06/15/21(d)	935,000	843,847
			843,847
	Electric Total		843,847
	UTILITIES TOTAL		843,847
	Total Convertible Bonds (cost of $5,802,513)		5,958,441

22

		Par ($)	Value ($)
Municipal Bond (Taxable) – 0.7%
CALIFORNIA – 0.7%
CA Cabazon Band Mission Indians	13.000% 10/01/11(e)	3,250,000	3,359,882
	CALIFORNIA TOTAL		3,359,882
	Total Municipal Bond (Taxable) (cost of $3,250,000)		3,359,882

		Units
Warrants (h) – 0.1%
COMMUNICATIONS – 0.0%
Media – 0.0%

Broadcast Services / Programs – 0.0%
XM Satellite Radio Holdings, Inc.	Expires 03/15/10 (b)	2,435	146,100
			146,100
	Media Total		146,100
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10(b)(e)	5,250	52
Telecommunication Services – 0.0%
Jazztel PLC	Expires 07/15/10 (b)(f)(j)	1,435	—
			—
	Telecommunication Services Total		52
	COMMUNICATIONS TOTAL		146,152
CONSUMER NON-CYCLICAL – 0.0%
Food – 0.0%
Food - Retail – 0.0%
Pathmark Stores Inc.	Expires 09/19/10 (e)	58,758	19,972
			19,972
	Food Total		19,972
	CONSUMER NON-CYCLICAL TOTAL		19,972

23

		Units	Value ($)
Warrants (h) – (continued)
INDUSTRIALS – 0.1%
Metal Fabricate / Hardware – 0.1%
Metal Processors & Fabrication – 0.1%
Mueller Holdings, Inc.	Expires 04/15/14 (b)	1,310	471,600
			471,600
	Metal Fabricate / Hardware Total		471,600
Transportation – 0.0%
Transportation - Trucks – 0.0%
QDI LLC	Expires 01/15/07 (b)(e)(f)	10,207	33,071
			33,071
	Transportation Total		33,071
	INDUSTRIALS TOTAL		504,671
	Total Warrants (cost of $7,829,465)		670,795

		Par ($)
Short-Term Obligation – 1.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 08/31/05, due 09/01/05 at 3.430%, collateralized by a U.S. Treasury Bond maturing 11/15/26, market value of $7,639,022 (repurchase proceeds $7,488,713)	7,488,000	7,488,000

	Total Short-Term Obligation (cost of $7,488,000)		7,488,000

	Total Investments – 99.3% (cost of $509,525,258)(k)(l)		499,175,583

	Other Assets & Liabilities, Net – 0.7%		3,712,481

	Net Assets – 100.0%		502,888,064

24

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s (Funds’ ) shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Step bond. This security is currently not paying coupon. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing at this rate.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, these securities, which did not include any illiquid securities, except for the following, amounted to $91,877,401, which represents 18.3% of net assets.

	Acquistion
Security	Date	Par/Unit	Cost	Value
Hollinger, Inc.	09/30/04	$1,009,000	$1,009,000	$1,039,270
QDI LLC	05/28/02	10,207	—	33,071
				$1,072,341

25

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2005.

(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At August 31, 2005, the value of these securities amounted to $2,719,922, which represents 0.5% of net assets.

(e)	Illiquid security.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)	Security purchased on a delayed delivery basis.

(h)	Non-income producing security.

(i)	Step bond. Shown parenthetically is the next interest rate to be paid.

(j)	Security has no value.

(k)	Cost for federal income tax purposes is $510,335,685.

(l)	Unrealized appreciation and depreciation at August 31, 2005, based on cost of investments for federal income tax purposes was:

		Net Unrealized
Unrealized	Unrealized	Appreciation
Appreciation	Depreciation	(Depreciation)
$20,162,214	$(31,322,316)	$(11,160,102)

At August 31, 2005, the Fund had entered into the following currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Value	Date	Depreciation
EUR	$2,771,121	$2,713,684	09/20/2005	$(57,437)
EUR	906,845	911,768	09/20/2005	4,923
EUR	909,597	897,935	09/27/2005	(11,662)
				$(64,176)

Acronym	Name
EUR	Euro
PIK	Payment-In-Kind
USD	United States Dollar

26

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2005

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 27, 2005